                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4775
-------------------------------------------------------------------------------

                              MFS SERIES TRUST II
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: November 30
-------------------------------------------------------------------------------

                     Date of reporting period: May 31, 2005
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds                                                    5/31/05

SEMIANNUAL REPORT

MFS(R) LARGE CAP GROWTH FUND

A path for pursuing opportunity



[graphic omitted]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUIF
--------------------------------------------------------------------------------------------------

MFS(R) LARGE CAP GROWTH FUND                                            5/31/05

The fund seeks to provide growth of capital.

THIS REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.


                    TABLE OF CONTENTS
                    ----------------------------------------------------

                    LETTER FROM THE CEO                                1
                    ----------------------------------------------------
                    MFS ORIGINAL RESEARCH(R)                           2
                    ----------------------------------------------------
                    PORTFOLIO COMPOSITION                              3
                    ----------------------------------------------------
                    MANAGEMENT REVIEW                                  4
                    ----------------------------------------------------
                    PERFORMANCE SUMMARY                                6
                    ----------------------------------------------------
                    EXPENSE TABLE                                      9
                    ----------------------------------------------------
                    PORTFOLIO OF INVESTMENTS                          11
                    ----------------------------------------------------
                    FINANCIAL STATEMENTS                              15
                    ----------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS                     25
                    ----------------------------------------------------
                    RESULTS OF SHAREHOLDER MEETING                    36
                    ----------------------------------------------------
                    PROXY VOTING POLICIES AND INFORMATION             37
                    ----------------------------------------------------
                    QUARTERLY PORTFOLIO DISCLOSURE                    37
                    ----------------------------------------------------
                    CONTACT INFORMATION                       BACK COVER

LETTER FROM THE CEO

Dear Shareholders,

[Photo of Robert J. Manning]

Dear Shareholders,
As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors' failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Website, MFS.COM.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    July 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

MFS ORIGINAL RESEARCH(R)

A DISCIPLINED INVESTMENT PROCESS

Since 1932 we have built our firm on the philosophy that fundamental, bottom-up Original Research(SM) is the most effective process to take advantage of investment opportunities in capital markets across all asset classes around the world.

From start to finish, here is how the investment process at MFS(R) works:

o ANALYZE: Our analysts uncover investments one opportunity at a time by developing in-depth, firsthand knowledge of companies.

o COLLABORATE: Constant communication enables our analysts and portfolio managers to exchange opinions and challenge ideas in a spirit of collaboration.

o RECOMMEND: The analysts give "buy" ratings to the securities they believe offer the greatest long-term opportunities.

o INVEST: Our portfolio managers construct diversified portfolios by taking the analysts' recommendations, drawing on their own experience, and using that combined knowledge to select securities that they believe match their portfolios' investment discipline.

o ASSESS RISK: MFS' quantitative teams help the managers in their efforts to ensure that the risk levels they assume are appropriate for their portfolios' objectives.

o MONITOR: The analysts and portfolio managers continue to review the fundamentals of every security in a portfolio in their efforts to ensure it remains a right fit for that particular portfolio.

FOCUSED ON YOUR GOALS

We believe that bottom-up research is the best way to uncover the factors that drive security prices over the long term and the best way to help investors pursue their long-term financial goals.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     99.9%
              Cash & Other Net Assets                     0.1%

              TOP TEN HOLDINGS

              Cisco Systems, Inc.                         4.6%
              ------------------------------------------------
              Johnson & Johnson                           4.2%
              ------------------------------------------------
              Microsoft Corp.                             3.8%
              ------------------------------------------------
              Wyeth                                       3.6%
              ------------------------------------------------
              Dell, Inc.                                  3.5%
              ------------------------------------------------
              Amgen, Inc.                                 3.4%
              ------------------------------------------------
              Oracle Corp.                                2.9%
              ------------------------------------------------
              Abbott Laboratories                         2.8%
              ------------------------------------------------
              PepsiCo, Inc.                               2.6%
              ------------------------------------------------
              Procter & Gamble Co.                        2.1%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Technology                                 33.0%
              ------------------------------------------------
              Health Care                                25.9%
              ------------------------------------------------
              Retailing                                   9.0%
              ------------------------------------------------
              Leisure                                     8.1%
              ------------------------------------------------
              Consumer Staples                            5.2%
              ------------------------------------------------
              Industrial Goods & Services                 5.2%
              ------------------------------------------------
              Financial Services                          4.0%
              ------------------------------------------------
              Special Products & Services                 3.6%
              ------------------------------------------------
              Transportation                              2.1%
              ------------------------------------------------
              Utilities & Communications                  1.3%
              ------------------------------------------------
              Energy                                      1.2%
              ------------------------------------------------
              Basic Materials                             0.8%
              ------------------------------------------------
              Autos & Housing                             0.5%
              ------------------------------------------------

Percentages are based on net assets as of 5/31/05.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the six months ended May 31, 2005, Class A shares of the MFS Large Cap Growth Fund provided a total return of 3.33%, at net asset value, outperforming the 2.51% return for the fund's benchmark, the Russell 1000 Growth Index. The fund's investment objective is to provide growth of capital. The fund invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities with large market capitalizations, which we believe have above-average growth potential. Large market capitalization companies are defined by the fund as companies with market capitalizations equaling or exceeding $5 billion at the time of the fund's investment.

MARKET ENVIRONMENT

Stocks experienced considerable volatility during the six-month period. Investors endured another rise in oil prices, a volatile U.S. dollar, record U.S. budget and trade deficits, and war in Iraq. Fundamental economic factors, however, such as corporate spending and earnings, continued to improve around the globe. Over the course of the period, investors seemed to conclude that the global economic recovery, although modest, was still intact. While stocks suffered in March and April as investors worried about high oil prices and the credit quality of some major U.S. corporations, the U.S. stock indices finished the period about where they began.

CONTRIBUTORS TO PERFORMANCE

The financial services, health care and retailing sectors were the strongest contributors to relative performance during the period. In the financial services sector, strong stock selection and, to a lesser extent, positive allocation contributed to the fund's relative results. Within the sector, not holding weak-performing insurance company American International Group or mortgage financing entity Fannie Mae helped relative performance.

Positive stock selection within health care and retailing also aided relative results. Within health care, our overweighted positions in pharmaceutical company Abbott Laboratories and biotech companies Genzyme and Celgene* helped boost relative returns. In retailing, our overweighting in pharmacy chain CVS contributed to overall relative results.

Not holding poor-performing computer company IBM, whose stock depreciated over the period, and our positioning in communications software and technology company QUALCOMM helped relative performance. Our holdings in fiber-optic cable company Corning and media image provider Getty Images also boosted results relative to the benchmark.

DETRACTORS FROM PERFORMANCE

Stock selection and an overweighted position in the technology sector were primary detractors from relative performance. Our position in poor-performing online auctioneer eBay detracted from relative results. Not holding strong-performing semiconductor company Intel, and our positions in wireless solutions developer Research In Motion*, which is not held in the benchmark, and Internet portal Yahoo! were among the top detractors for the period.

In the industrial goods and services sector, not holding aerospace company Boeing, whose stock appreciated during the period, held back relative results. Additionally, our underweighting in the consumer staples sector, which performed well over the period, hurt relative performance.

Positions in other sectors that hurt performance over the period included video game publisher Electronic Arts. Not holding beverage company Coca-Cola, health insurer UnitedHealth Group, and household products and personal care company Gillette, which are index constituents, had a negative impact on relative performance.

    Respectfully,

/s/ Peggy W. Adams                         /s/ Stephen Pesek

    Peggy W. Adams                             Stephen Pesek
    Portfolio Manager                          Portfolio Manager

/s/ S. Irfan Ali

    S. Irfan Ali
    Portfolio Manager

* Security was not held in the portfolio at period-end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

PERFORMANCE SUMMARY THROUGH 5/31/05

Note to shareholders: Effective June 3, 2005, the fund was closed and its assets were acquired by the MFS(R) Core Growth Fund. This reorganization was approved at a meeting of the fund's shareholders held on May 17, 2005.

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURNS

AVERAGE ANNUAL WITHOUT SALES CHARGE

             Class inception
Share class         date           6-mo     1-yr     3-yr      5-yr     10-yr
------------------------------------------------------------------------------
     A            9/07/93           3.33%    4.93%    1.59%    -9.20%    6.92%
------------------------------------------------------------------------------
     B            12/29/86          3.00%    4.10%    0.83%    -9.87%    6.11%
------------------------------------------------------------------------------
     I            1/02/97           3.43%    5.09%    1.99%    -8.76%    7.29%
------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks
------------------------------------------------------------------------------
Average large-cap growth fund+      1.88%    4.30%    2.81%    -7.64%    7.43%
------------------------------------------------------------------------------
Russell 1000 Growth Index#          2.51%    3.33%    3.97%    -8.97%    7.85%
------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

Share class
------------------------------------------------------------------------------
     A                             -2.61%   -1.10%   -0.40%   -10.27%    6.29%
------------------------------------------------------------------------------
     B                             -1.00%    0.10%   -0.17%   -10.18%    6.11%
------------------------------------------------------------------------------
Class I shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CUMULATIVE WITHOUT SALES CHARGE
------------------------------------------------------------------------------
     A                              3.33%    4.93%    4.83%   -38.29%   95.23%
------------------------------------------------------------------------------
     B                              3.00%    4.10%    2.50%   -40.53%   80.90%
------------------------------------------------------------------------------
     I                              3.43%    5.09%    6.09%   -36.77%  102.14%
------------------------------------------------------------------------------

+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Russell 1000 Growth Index - is constructed to provide a comprehensive barometer for growth securities in the large-cap segment of the U.S. equity universe. Companies in this index generally have higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A share performance including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B share performance including sales charge reflect the deduction of the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%. Class I shares have no sales charge and are only available to certain investors.

Performance for Class I shares includes the performance of the fund's Class A shares prior to their offering.

This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

The performance shown reflects a non-recurring accrual made to the fund on July 28, 2004, relating to MFS' revenue sharing settlement with the Securities and Exchange Commission, without which the performance would have been lower. The proceeds were paid to the fund on February 16, 2005.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

The portfolio may invest in foreign and/or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

Large-cap companies tend to go in and out of favor based on market and economic conditions. However, large cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the portfolio's value may not rise as much as the value of portfolios that emphasize smaller cap companies.

Prices of growth company securities held by the portfolio may fall to a greater extent than the overall equity markets (e.g., as represented by the S&P 500 Stock Index) due to changing economic, political or market conditions or disappointing growth company earnings results.

Over-the-counter (OTC) transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the portfolio may experience difficulty in buying and selling these securities at a fair price.

The portfolio's value will vary daily since its investments will fluctuate in response to issuer, market, regulatory, economic, or political developments.

Please see the prospectus for further information regarding these and other risk considerations.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
DECEMBER 1, 2004 THROUGH MAY 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2004 through May 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value    12/01/04-
Share Class                 Ratio      12/01/04         5/31/05        5/31/05
--------------------------------------------------------------------------------
           Actual          1.44%      $1,000.00       $1,033.30         $ 7.30
    A      ---------------------------------------------------------------------
           Hypothetical*   1.44%      $1,000.00       $1,017.75         $ 7.24
--------------------------------------------------------------------------------
           Actual          2.19%      $1,000.00       $1,030.00         $11.08
    B     ----------------------------------------------------------------------
           Hypothetical*   2.19%      $1,000.00       $1,014.01         $11.00
--------------------------------------------------------------------------------
           Actual          1.20%      $1,000.00       $1,034.30         $ 6.09
    I      ---------------------------------------------------------------------
           Hypothetical*   1.20%      $1,000.00       $1,018.95         $ 6.04
--------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class" annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS (unaudited) - 5/31/05

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 99.9%
--------------------------------------------------------------------------------------------------
ISSUER                                                                     SHARES          $ VALUE
--------------------------------------------------------------------------------------------------
Aerospace - 0.8%
--------------------------------------------------------------------------------------------------
United Technologies Corp.^                                               26,000     $    2,774,200
--------------------------------------------------------------------------------------------------

Apparel Manufacturers - 0.9%
--------------------------------------------------------------------------------------------------
Reebok International Ltd.^                                               75,050     $    3,055,286
--------------------------------------------------------------------------------------------------

Automotive - 0.5%
--------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.^                                                   35,760     $    1,753,313
--------------------------------------------------------------------------------------------------

Banks & Credit Companies - 2.8%
--------------------------------------------------------------------------------------------------
American Express Co.                                                     58,280     $    3,138,378
Citigroup, Inc.                                                          60,337          2,842,476
Countrywide Financial Corp.                                              96,980          3,604,747
                                                                                    --------------
                                                                                    $    9,585,601
--------------------------------------------------------------------------------------------------
Biotechnology - 6.6%
--------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                            181,640     $   11,367,031
Genentech, Inc.*^                                                        23,950          1,898,037
Genzyme Corp.*                                                           87,430          5,454,758
Gilead Sciences, Inc.*                                                   89,970          3,670,776
                                                                                    --------------
                                                                                    $   22,390,602
--------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 5.3%
--------------------------------------------------------------------------------------------------
Comcast Corp., "A"*^                                                    165,520     $    5,329,744
Time Warner, Inc.*^                                                     250,780          4,363,572
Univision Communications, Inc., "A"*^                                    53,130          1,413,789
Viacom, Inc., "B"                                                        34,494          1,182,799
Walt Disney Co.^                                                        202,450          5,555,228
                                                                                    --------------
                                                                                    $   17,845,132
--------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.2%
--------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                19,540     $    1,905,150
Merrill Lynch & Co., Inc.                                                37,220          2,019,557
                                                                                    --------------
                                                                                    $    3,924,707
--------------------------------------------------------------------------------------------------
Business Services - 3.6%
--------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*^                                                   240,850     $    5,606,988
Fiserv, Inc.*^                                                           76,280          3,280,040
Getty Images, Inc.*^                                                     45,500          3,405,220
                                                                                    --------------
                                                                                    $   12,292,248
--------------------------------------------------------------------------------------------------
Chemicals - 0.8%
--------------------------------------------------------------------------------------------------
Monsanto Co.^                                                            45,740     $    2,607,180
--------------------------------------------------------------------------------------------------

Computer Software - 11.4%
--------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                             60,200     $    1,640,450
Mercury Interactive Corp.*^                                             112,980          5,097,658
Microsoft Corp.                                                         495,990         12,796,542
Oracle Corp.*                                                           767,010          9,833,068
Symantec Corp.*^                                                        163,640          3,699,900
VERITAS Software Corp.*^                                                217,945          5,420,292
                                                                                    --------------
                                                                                    $   38,487,910
--------------------------------------------------------------------------------------------------
Computer Software - Systems - 3.5%
--------------------------------------------------------------------------------------------------
Dell, Inc.*                                                             299,200     $   11,935,088
--------------------------------------------------------------------------------------------------

Consumer Goods & Services - 2.6%
--------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                      38,510     $    1,530,387
Procter & Gamble Co.^                                                   130,490          7,196,524
                                                                                    --------------
                                                                                    $    8,726,911
--------------------------------------------------------------------------------------------------
Electrical Equipment - 2.2%
--------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"^                                             39,020     $    2,690,039
General Electric Co.                                                    133,900          4,884,672
                                                                                    --------------
                                                                                    $    7,574,711
--------------------------------------------------------------------------------------------------
Electronics - 5.0%
--------------------------------------------------------------------------------------------------
Amphenol Corp., "A"                                                      47,990     $    2,034,296
Analog Devices, Inc.^                                                    92,480          3,429,158
KLA-Tencor Corp.^                                                        42,290          1,920,389
Marvell Technology Group Ltd.*^                                          56,700          2,322,432
Texas Instruments, Inc.                                                 114,040          3,152,066
Xilinx, Inc.                                                            144,300          4,004,325
                                                                                    --------------
                                                                                    $   16,862,666
--------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.9%
--------------------------------------------------------------------------------------------------
CVS Corp.                                                               115,820     $    6,352,727
--------------------------------------------------------------------------------------------------

Food & Non-Alcoholic Beverages - 2.6%
--------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                           157,720     $    8,879,636
--------------------------------------------------------------------------------------------------

Gaming & Lodging - 1.1%
--------------------------------------------------------------------------------------------------
Carnival Corp.^                                                          71,810     $    3,798,749
--------------------------------------------------------------------------------------------------

General Merchandise - 3.5%
--------------------------------------------------------------------------------------------------
Kohl's Corp.*^                                                           63,160     $    3,075,260
Target Corp.                                                             84,860          4,556,982
Wal-Mart Stores, Inc.                                                    85,990          4,061,308
                                                                                    --------------
                                                                                    $   11,693,550
--------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 0.7%
--------------------------------------------------------------------------------------------------
WellPoint, Inc.*                                                         17,980     $    2,391,340
--------------------------------------------------------------------------------------------------

Internet - 3.0%
--------------------------------------------------------------------------------------------------
eBay, Inc.*                                                              82,920     $    3,151,789
Google, Inc., "A"*^                                                       8,500          2,366,400
Yahoo!, Inc.*                                                           126,710          4,713,612
                                                                                    --------------
                                                                                    $   10,231,801
--------------------------------------------------------------------------------------------------
Leisure & Toys - 1.1%
--------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                   74,030     $    3,889,536
--------------------------------------------------------------------------------------------------

Machinery & Tools - 2.2%
--------------------------------------------------------------------------------------------------
Caterpillar, Inc.^                                                       40,450     $    3,806,749
Illinois Tool Works, Inc.                                                41,200          3,478,516
                                                                                    --------------
                                                                                    $    7,285,265
--------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.3%
--------------------------------------------------------------------------------------------------
HCA, Inc.^                                                               20,600     $    1,112,400
--------------------------------------------------------------------------------------------------

Medical Equipment - 4.6%
--------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*^                                  76,640     $    4,786,934
Medtronic, Inc.                                                          95,660          5,141,725
St. Jude Medical, Inc.*                                                  59,600          2,391,152
Waters Corp.*                                                            49,620          1,927,737
Zimmer Holdings, Inc.*^                                                  17,000          1,301,860
                                                                                    --------------
                                                                                    $   15,549,408
--------------------------------------------------------------------------------------------------
Oil Services - 1.2%
--------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.^                                                     64,510     $    2,363,646
Halliburton Co.                                                          43,020          1,838,675
                                                                                    --------------
                                                                                    $    4,202,321
--------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 2.8%
--------------------------------------------------------------------------------------------------
EMC Corp.*                                                              477,350     $    6,711,541
Network Appliance, Inc.*                                                 95,020          2,732,775
                                                                                    --------------
                                                                                    $    9,444,316
--------------------------------------------------------------------------------------------------
Pharmaceuticals - 13.7%
--------------------------------------------------------------------------------------------------
Abbott Laboratories                                                     200,200     $    9,657,648
Allergan, Inc.^                                                          71,600          5,535,396
Eli Lilly & Co.^                                                         87,360          5,093,088
Johnson & Johnson^                                                      211,820         14,213,122
Wyeth                                                                   277,690         12,043,415
                                                                                    --------------
                                                                                    $   46,542,669
--------------------------------------------------------------------------------------------------
Restaurants - 0.6%
--------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.^                                                48,200     $    2,132,850
--------------------------------------------------------------------------------------------------

Specialty Stores - 2.7%
--------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.^                                                       75,960     $    4,345,672
PETsMART, Inc.^                                                          99,380          3,157,303
Staples, Inc.^                                                           69,555          1,497,519
                                                                                    --------------
                                                                                    $    9,000,494
--------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 7.3%
--------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                    800,130     $   15,506,519
Comverse Technology, Inc.*^                                              54,400          1,280,032
Corning, Inc.*^                                                         213,420          3,346,426
QUALCOMM, Inc.^                                                         128,060          4,771,516
                                                                                    --------------
                                                                                    $   24,904,493
--------------------------------------------------------------------------------------------------
Telephone Services - 1.3%
--------------------------------------------------------------------------------------------------
Sprint Corp.^                                                           192,450     $    4,559,141
--------------------------------------------------------------------------------------------------

Trucking - 2.1%
--------------------------------------------------------------------------------------------------
FedEx Corp.                                                              46,160     $    4,127,627
United Parcel Service, Inc., "B"                                         39,280          2,892,972
                                                                                    --------------
                                                                                    $    7,020,599
--------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $299,518,250)                                        $  338,806,850
--------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 22.4%
--------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                      75,983,476     $   75,983,476
--------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $375,501,726)                                   $  414,790,326
--------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (22.3)%                                               (75,667,874)
--------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                 $  339,122,452
--------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 5/31/05

ASSETS
-------------------------------------------------------------------------------
Investments, at value, including $74,268,067 of
securities on loan (identified
cost, $375,501,726)                                $414,790,326
Receivable for investments sold                       2,341,229
Receivable for fund shares sold                           3,026
Interest and dividends receivable                       352,470
Other assets                                              4,271
-------------------------------------------------------------------------------
Total assets                                                       $417,491,322
-------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------
Payable to custodian                                   $953,030
Payable for fund shares reacquired                      973,634
Collateral for securities loaned, at value           75,983,476
Payable to affiliates
  Management fee                                         28,064
  Shareholder servicing costs                            59,438
  Distribution and service fee                           15,777
  Administrative fee                                        592
Accrued expenses and other liabilities                  354,859
-------------------------------------------------------------------------------
Total liabilities                                                   $78,368,870
-------------------------------------------------------------------------------
Net assets                                                         $339,122,452
-------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------
Paid-in capital                                    $602,324,685
Unrealized appreciation on investments and
translation of assets and liabilities in
foreign currencies                                   39,288,782
Accumulated net realized loss on investments
and foreign currency transactions                  (301,163,171)
Accumulated net investment loss                      (1,327,844)
-------------------------------------------------------------------------------
Net assets                                                         $339,122,452
-------------------------------------------------------------------------------
Shares of beneficial interest outstanding                            31,390,841
-------------------------------------------------------------------------------

Class A shares
-------------------------------------------------------------------------------
  Net assets                                       $260,677,696
  Shares outstanding                                 24,029,829
-------------------------------------------------------------------------------
  Net asset value per share                                              $10.85
-------------------------------------------------------------------------------
  Offering price per share (100/94.25X$10.85)                            $11.51
-------------------------------------------------------------------------------

Class B shares
-------------------------------------------------------------------------------
  Net assets                                        $78,439,686
  Shares outstanding                                  7,360,557
-------------------------------------------------------------------------------
  Net asset value and offering price per share                           $10.66
-------------------------------------------------------------------------------

Class I shares
-------------------------------------------------------------------------------
  Net assets                                             $5,070
  Shares outstanding                                    454.513
-------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                  $11.15
-------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.
SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations (unaudited)

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 5/31/05

NET INVESTMENT LOSS
-------------------------------------------------------------------------------
Income
  Dividends                                          $1,556,874
  Interest                                               37,384
-------------------------------------------------------------------------------
Total investment income                                              $1,594,258
-------------------------------------------------------------------------------
Expenses
  Management fee                                     $1,327,833
  Trustees' compensation                                 16,165
  Shareholder servicing costs                           336,048
  Distribution and service fee (Class A)                333,561
  Distribution and service fee (Class B)                436,176
  Administrative fee                                     20,542
  Custodian fee                                          61,828
  Printing                                               29,580
  Postage                                                11,187
  Auditing fees                                          28,099
  Legal fees                                             21,697
  Miscellaneous                                         261,608
-------------------------------------------------------------------------------
Total expenses                                                       $2,884,324
-------------------------------------------------------------------------------
  Fees paid indirectly                                  (19,622)
  Reduction of expenses by investment adviser              (796)
-------------------------------------------------------------------------------
Net expenses                                                         $2,863,906
-------------------------------------------------------------------------------
Net investment loss                                                 $(1,269,648)
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                           $20,143,127
  Foreign currency transactions                           1,930
-------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                               $20,145,057
-------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                       $(7,562,079)
  Translation of assets and liabilities in
  foreign currencies                                     (4,628)
-------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                $(7,566,707)
-------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                    $12,578,350
-------------------------------------------------------------------------------
Change in net assets from operations                                $11,308,702
-------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED                YEAR ENDED
                                                                      5/31/05                  11/30/04
                                                                  (UNAUDITED)
CHANGE IN NET ASSETS
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment loss                                               $(1,269,648)                $(541,549)
Net realized gain (loss) on investments and foreign
currency transactions                                              20,145,057                36,244,554
Net unrealized gain (loss) on investments and foreign
currency translation                                               (7,566,707)              (15,960,238)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $11,308,702               $19,742,767
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                $(45,809,298)            $(102,201,048)
-------------------------------------------------------------------------------------------------------
Redemption fees                                                          $716                      $112
-------------------------------------------------------------------------------------------------------
Total change in net assets                                       $(34,499,880)             $(82,458,169)
-------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                           $373,622,332              $456,080,501

At end of period (including accumulated net investment loss
of $1,327,844 and $58,196, respectively)                         $339,122,452              $373,622,332
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                               SIX MONTHS                                       YEARS ENDED 11/30
                                    ENDED          ---------------------------------------------------------------------------
CLASS A                           5/31/05                 2004             2003            2002           2001            2000
                              (UNAUDITED)
Net asset value, beginning
of period                          $10.50                $9.98            $8.80          $12.08         $18.90          $20.36
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#
------------------------------------------------------------------------------------------------------------------------------
  Net investment income
  (loss)(S)                        $(0.00)+++            $0.01           $(0.04)         $(0.05)        $(0.07)         $(0.13)
  Net realized and
  unrealized gain (loss) on
  investments and foreign
  currency                           0.35                 0.51             1.22           (3.23)         (3.43)           0.61
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                          $0.35                $0.52            $1.18          $(3.28)        $(3.50)          $0.48
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions               $--                  $--              $--             $--         $(3.32)         $(1.94)
  From paid-in capital                 --                   --               --              --          (0.00)+++          --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                       $--                  $--              $--             $--         $(3.32)         $(1.94)
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to
paid-in capital#                      $--                $0.00+++           $--             $--            $--             $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end
of period                          $10.85               $10.50            $9.98           $8.80         $12.08          $18.90
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                 3.33++               5.21^           13.41###       (27.15)        (23.04)           2.08
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                               SIX MONTHS                                       YEARS ENDED 11/30
                                    ENDED          ---------------------------------------------------------------------------
CLASS A (CONTINUED)               5/31/05                 2004             2003            2002           2001            2000
                              (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
------------------------------------------------------------------------------------------------------------------------------
Expenses##                           1.44+                1.28             1.32            1.28           1.26            1.19
Net investment income (loss)        (0.53)+               0.07            (0.42)          (0.53)         (0.51)          (0.60)
Portfolio turnover                     35                   96               88              72             87              98
Net assets at end of period
(000 Omitted)                    $260,678             $276,809         $334,492        $307,071       $545,398        $583,749
------------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)       $(0.00)+++^^         $0.01^^           $--             $--            $--             $--
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
------------------------------------------------------------------------------------------------------------------------------
Expenses##                           1.44+^^             1.28^^            --              --             --              --

Net investment income (loss)        (0.53)+^^            0.07^^            --              --             --              --
------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  ^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
 ^^ The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The fund's net asset value and total return calculation includes proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.03 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended November 30, 2003 would have been 0.34% lower.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                  SIX MONTHS                                    YEARS ENDED 11/30
                                       ENDED        --------------------------------------------------------------------------
CLASS B                              5/31/05              2004             2003            2002           2001            2000
                                 (UNAUDITED)
Net asset value, beginning
of period                             $10.35             $9.92            $8.81          $12.18         $18.97          $20.41
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#
------------------------------------------------------------------------------------------------------------------------------
  Net investment loss(S)              $(0.01)           $(0.07)          $(0.10)         $(0.13)        $(0.18)         $(0.30)
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                      0.32              0.50             1.21           (3.24)         (3.48)           0.65
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations       $0.31             $0.43            $1.11          $(3.37)        $(3.66)          $0.35
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                  $--               $--              $--             $--         $(3.13)         $(1.79)
  From paid-in capital                    --                --               --              --          (0.00)+++          --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                          $--               $--              $--             $--         $(3.13)         $(1.79)
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in
capital#                                 $--             $0.00+++           $--             $--            $--             $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period        $10.66            $10.35            $9.92           $8.81         $12.18          $18.97
------------------------------------------------------------------------------------------------------------------------------
Total return (%)&                       3.00++            4.33^          12.60###       (27.67)        (23.63)           1.37
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                  SIX MONTHS                                    YEARS ENDED 11/30
                                       ENDED        --------------------------------------------------------------------------
CLASS B (CONTINUED)                  5/31/05              2004             2003            2002           2001            2000
                                 (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
------------------------------------------------------------------------------------------------------------------------------
Expenses##                              2.19+             2.02             2.07            2.03           2.01            1.93

Net investment loss                    (1.28)+           (0.69)           (1.17)          (1.28)         (1.26)          (1.36)

Portfolio turnover                        35                96               88              72             87              98

Net assets at end of period (000
Omitted)                             $78,440           $96,808         $121,588        $128,841       $234,286        $409,058
------------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                   $(0.01)^^        $(0.07)^^          $--             $--            $--             $--
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
------------------------------------------------------------------------------------------------------------------------------
Expenses##                              2.19+^^          2.02^^            --              --             --              --

Net investment loss                    (1.28)+^^        (0.69)^^           --              --             --              --
------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
^   The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
 ^^ The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The fund's net asset value and total return calculation includes proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.03 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended November 30, 2003 would have been 0.34% lower.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                         SIX MONTHS                                  YEARS ENDED 11/30
                                              ENDED          -----------------------------------------------------------------
CLASS I                                     5/31/05               2004           2003           2002         2001         2000
                                        (UNAUDITED)
Net asset value, beginning of period         $10.78             $10.23          $8.97         $12.21       $19.03       $20.44
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)(S)            $(0.00)+++          $0.05          $0.02          $0.02       $(0.06)      $(0.07)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                     0.37               0.50           1.24          (3.26)       (3.39)        0.64
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              $0.37              $0.55          $1.26         $(3.24)      $(3.45)       $0.57
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions             $--                $--            $--            $--       $(3.37)      $(1.98)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $11.15             $10.78         $10.23          $8.97       $12.21       $19.03
------------------------------------------------------------------------------------------------------------------------------
Total return (%)&                              3.43++             5.38^        14.05###      (26.54)      (22.61)        2.55
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                         SIX MONTHS                                  YEARS ENDED 11/30
                                              ENDED          -----------------------------------------------------------------
                         CLASS I (CONTINUED)5/31/05               2004           2003           2002         2001         2000
                                        (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
------------------------------------------------------------------------------------------------------------------------------
Expenses##                                     1.20+              1.01           0.42           0.46         1.01         0.84

Net investment income (loss)                  (0.28)+             0.52           0.23           0.19        (0.46)       (0.54)

Portfolio turnover                               35                 96             88             72           87           98

Net assets at end of period (000
Omitted)                                         $5                 $5            $--*           $--*         $--*         $--*
------------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                 $(0.00)+++^^       $0.05^^         $--            $--          $--          $--
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
------------------------------------------------------------------------------------------------------------------------------
Expenses##                                     1.20+^^           1.01^^          --             --           --           --

Net investment income (loss)                  (0.28)+^^          0.52^^          --             --           --           --
------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  * Class I net assets were less than $500.
  ^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
 ^^ The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The fund's net asset value and total return calculation includes proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.03 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended November 30, 2003 would have been 0.34% lower.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Large Cap Growth Fund (the fund) is a diversified series of MFS Series Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the fund.

The fund was a participant in a class-action lawsuit against Cendant Corporation. On March 26, 2003 the fund received a partial cash settlement in the amount of $1,394,106, recorded as a realized gain on investment transactions. The partial proceeds from the non-recurring litigation settlement resulted in an increase in net asset value of $0.03 per share based on the shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended November 30, 2003 would have been lower by 0.34% for Class A, B, and I shares, respectively.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended May 31, 2005, the fund's custodian fees were reduced by $7,309 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended May 31, 2005, the fund's miscellaneous expenses were reduced by $12,313 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, wash sales, and net operating losses. The fund paid no distributions for the years ended November 30, 2004 and November 30, 2003.

As of November 30, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Capital loss carryforward               $(317,672,372)
          Unrealized appreciation (depreciation)     43,219,633
          Other temporary differences                   (58,196)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration as follows:

          EXPIRATION DATE

          November 30, 2009                       $(133,044,605)
          November 30, 2010                        (158,919,741)
          November 30, 2011                         (25,708,026)
          ------------------------------------------------------
          Total                                   $(317,672,372)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets. The investment adviser has voluntarily agreed to reduce its management fee to 0.65% of the fund's average daily net assets in excess of $1 billion, and 0.60% in excess of $2.5 billion. This voluntary reduction in the management fee may be rescinded by MFS only with approval of the fund's Board of Trustees. Management fees incurred for the six months ended May 31, 2005 were an effective rate of 0.75% of average daily net assets on an annualized basis.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for retired Independent Trustees and an unfunded retirement benefit deferral plan for current Independent Trustees. Included in Trustees' compensation is $241 as a result of the change in the fund's unfunded retirement benefit deferral plan for certain current Independent Trustees and a pension expense of $9,924 for retired Independent Trustees for the six months ended May 31, 2005.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. On July 28, 2004, the fund accrued an estimate of the amount to be received pursuant to this matter in the amount of $230,274, which resulted in an increase in net asset value of $0.01 per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                                  BEGINNING OF PERIOD
          EFFECTIVE DATE            THROUGH 2/28/05       3/01/05

          First $2 billion              0.01120%          0.01626%
          Next $2.5 billion             0.00832%          0.01206%
          Next $2.5 billion             0.00032%          0.00056%
          In excess of $7 billion       0.00000%          0.00000%

For the six months ended May 31, 2005, the fund paid MFS $20,542, equivalent to 0.0116% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $11,842 for the six months ended May 31, 2005, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A and Class B shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                              CLASS A       CLASS B

        Distribution Fee                        0.10%         0.75%
        Service Fee                             0.25%         0.25%
        -----------------------------------------------------------
        Total Distribution Plan                 0.35%         1.00%

MFD may retain all or a portion of the service fee, including for accounts for which there is no financial intermediary of record. Service fees retained by MFD for the six months ended May 31, 2005 amounted to:

                                              CLASS A       CLASS B

        Service Fee Retained by MFD           $10,373        $2,638

Payment of the 0.10% per annum Class A distribution fee will be implemented on such a date as the Trustees of the Trust may determine. Fees incurred under the distribution plan during the six months ended May 31, 2005 were as follows:

                                               CLASS A       CLASS B

        Effective Annual Percentage Rates        0.25%         1.00%

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following the purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended May 31, 2005 were as follows:

                                              CLASS A       CLASS B

        Contingent Deferred Sales Charges
        Imposed                                $2,407      $187,516

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. Prior to December 31, 2004, the fund was charged up to 0.0861% of its average daily net assets. For the period January 1, 2005 through February 28, 2005, the fund was charged up to 0.1035% of its average daily net assets. Effective March 1, 2005, the fund is charged up to 0.1159% of its average daily net assets. For the six months ended May 31, 2005, the fund paid MFSC a fee of $188,244 for shareholder services which equated to 0.1063% of the fund's average daily net assets. Shareholder service costs include out of pocket expenses and sub accounting services expenses paid by MFSC on behalf of the fund and subsequently reimbursed to MFSC which amounted to $67,736, and other costs paid by the fund directly to unaffiliated vendors for the six months ended May 31, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $122,293,951 and $168,721,547, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                               $379,137,582
          ---------------------------------------------------------
          Gross unrealized appreciation                 $40,102,341
          Gross unrealized depreciation                  (4,449,597)
          ---------------------------------------------------------
          Net unrealized appreciation (depreciation)    $35,652,744

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                          Six months ended 5/31/05           Year ended 11/30/04
                                          SHARES          AMOUNT           SHARES           AMOUNT
CLASS A SHARES

Shares sold                               1,123,610      $11,859,462       3,338,817       $34,149,051
Shares reacquired                        (3,463,525)     (36,893,722)    (10,480,285)     (107,047,454)
-------------------------------------------------------------------------------------------------------
Net change                               (2,339,915)    $(25,034,260)     (7,141,468)     $(72,898,403)

CLASS B SHARES
Shares sold                                 367,411       $3,837,289       1,309,034       $13,290,801
Shares reacquired                        (2,359,766)     (24,612,327)     (4,218,003)      (42,598,446)
-------------------------------------------------------------------------------------------------------
Net change                               (1,992,355)    $(20,775,038)     (2,908,969)     $(29,307,645)

CLASS I SHARES
Shares sold                                      --              $--             453            $5,000
Shares reacquired                                --               --              --                --
-------------------------------------------------------------------------------------------------------
Net change                                       --              $--             453            $5,000

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended May 31, 2005, was $2,014, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended May 31, 2005.

(7) SUBSEQUENT EVENT

On June 3, 2005, the MFS Large Cap Growth Fund was reorganized into the MFS Core Growth Fund. The Agreement and Plan of Reorganization provided for the transfer of the assets of the MFS Large Cap Growth Fund to the MFS Core Growth Fund and the assumption by the MFS Core Growth Fund of the liabilities of the MFS Large Cap Growth Fund in exchange solely for shares of beneficial interest in the MFS Core Growth Fund. Immediately following the transfer, the MFS Core Growth Fund shares received by the MFS Large Cap Growth Fund were distributed to shareholders, pro rata, and the MFS Large Cap Growth Fund was liquidated and terminated.

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by
MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005, and the affected MFS funds received the payment on February 16, 2005.

In addition, in February 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. In February, March, and April 2005, the defendants filed separate motions to dismiss all claims of the various lawsuits. The parties continue to brief the issues for the courts and various hearing dates have been scheduled. Additional lawsuits based on similar allegations may be filed in the future.

On March 21, 2005, a class action complaint alleging breach of contract was filed in Massachusetts state court on behalf of Brian Reaves and other Class B shareholders in certain MFS Series Trusts and Funds. (Reaves v. MFS Series Trust I, et al, Mass.Super.Ct., C.A. No. 05-1094). Plaintiffs alleged that the named MFS Series Trusts and Funds breached their contract with Plaintiffs by
(i) engaging in alleged misconduct, including market timing, (ii) failing to act in the best interests of the Class B shareholders, and (iii) by engaging in unfair and deceptive trade practices in the performance of contractual duties. In relief, Plaintiffs generally seek damages and equitable relief, including the rescission of fees already paid when Plaintiffs sold Class B shares and injunctive relief preventing the named MFS Series Trusts and Funds from charging fees on the Plaintiffs future sale of Class B shares and attorney's fees and costs. The Reaves lawsuit is subject to a conditional transfer order dated May 6, 2005 that would consolidate and transfer the case to the multi-district litigation in the District of Maryland (In re Mutual Funds Investment Litigation; see above). Plaintiffs have given notice of their opposition to transfer, and the parties will be submitting briefs to the multi-district panel in June of 2005.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

RESULTS OF SHAREHOLDER MEETING (unaudited) - 5/31/05

At the special meeting of shareholders of MFS Large Cap Growth Fund, which was held on March 23, 2005, the following actions were taken:

ITEM 1. The election of a board of Trustees.

                                                 NUMBER OF DOLLARS
                                    -------------------------------------------
NOMINEE                                 AFFIRMATIVE          WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.              $2,740,161,220.27          $78,527,986.41
-------------------------------------------------------------------------------
David H. Gunning                     2,744,626,949.96           74,062,256.72
-------------------------------------------------------------------------------
William R. Gutow                     2,742,495,766.82           76,193,439.86
-------------------------------------------------------------------------------
Michael Hegarty                      2,740,380,621.44           78,308,585.24
-------------------------------------------------------------------------------
J. Atwood Ives                       2,740,735,451.23           77,953,755.45
-------------------------------------------------------------------------------
Amy B. Lane                          2,740,154,037.72           78,535,168.96
-------------------------------------------------------------------------------
Robert J. Manning                    2,744,727,430.90           73,961,775.78
-------------------------------------------------------------------------------
Lawrence T. Perera                   2,741,418,602.15           77,270,604.53
-------------------------------------------------------------------------------
Robert C. Pozen                      2,743,263,570.98           75,425,635.70
-------------------------------------------------------------------------------
J. Dale Sherratt                     2,741,958,086.86           76,731,119.82
-------------------------------------------------------------------------------
Laurie J. Thomsen                    2,739,320,369.99           79,368,836.69
-------------------------------------------------------------------------------

At the special meeting of shareholders of MFS Large Cap Growth Fund, which was held on May 17, 2005, the following actions were taken:

ITEM 1. Approval of the Agreement and Plan of Reorganization providing for the transfer of the assets of MFS Large Cap Growth Fund, a series of MFS Series Trust II, to MFS Core Growth Fund, a series of MFS Series Trust I, in exchange solely for shares of beneficial interest in MFS Core Growth Fund and the assumption by MFS Core Growth Fund of the liabilities of MFS Large Cap Growth Fund, the distribution of the MFS Core Growth Fund shares to the shareholders of MFS Large Cap Growth Fund in liquidation of MFS Large Cap Growth Fund and the termination of MFS Large Cap Growth Fund:

                                                     NUMBER OF DOLLARS
                                       ----------------------------------------
Affirmative                            $159,185,581.95      46.049%     91.880%
-------------------------------------------------------------------------------
Against                                   6,602,926.89       1.910%      3.811%
-------------------------------------------------------------------------------
Abstain                                   7,466,037.57       2.160%      4.309%
-------------------------------------------------------------------------------

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              LCG-SEM-7/05 45M

MFS(R) EMERGING GROWTH FUND                                             5/31/05

SEMIANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                         1
---------------------------------------------
PORTFOLIO COMPOSITION                       2
---------------------------------------------
MANAGEMENT REVIEW                           3
---------------------------------------------
PERFORMANCE SUMMARY                         5
---------------------------------------------
EXPENSE TABLE                               9
---------------------------------------------
PORTFOLIO OF INVESTMENTS                   11
---------------------------------------------
FINANCIAL STATEMENTS                       17
---------------------------------------------
NOTES TO FINANCIAL STATEMENTS              45
---------------------------------------------
RESULTS OF SHAREHOLDER MEETING             59
---------------------------------------------
PROXY VOTING POLICIES AND
INFORMATION                                60
---------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE             60
---------------------------------------------
CONTACT INFORMATION                BACK COVER
---------------------------------------------

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL
INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED
FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
ONLY WHEN WHEN PRECEDED OR ACCOMPANIED BY A          M F S(SM)
CURRENT PROSPECTUS.                                  INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors' failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Website, MFS.COM.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    July 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     97.9%
              Cash & Other Net Assets                     1.9%
              Preferred Stocks                            0.2%

              TOP TEN HOLDINGS

              Google, Inc., "A"                           2.5%
              ------------------------------------------------
              Cytyc Corp.                                 2.3%
              ------------------------------------------------
              Getty Images, Inc.                          2.3%
              ------------------------------------------------
              Dell, Inc.                                  2.1%
              ------------------------------------------------
              American Tower Corp., "A"                   2.0%
              ------------------------------------------------
              Legg Mason, Inc.                            1.8%
              ------------------------------------------------
              Electronic Arts, Inc.                       1.7%
              ------------------------------------------------
              Yahoo!, Inc.                                1.7%
              ------------------------------------------------
              Oracle Corp.                                1.7%
              ------------------------------------------------
              Genzyme Corp.                               1.6%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Technology                                 28.2%
              ------------------------------------------------
              Health Care                                23.4%
              ------------------------------------------------
              Leisure                                    11.2%
              ------------------------------------------------
              Special Products & Services                 7.1%
              ------------------------------------------------
              Retailing                                   6.6%
              ------------------------------------------------
              Financial Services                          5.4%
              ------------------------------------------------
              Utilities & Communications                  4.7%
              ------------------------------------------------
              Energy                                      3.6%
              ------------------------------------------------
              Consumer Staples                            2.6%
              ------------------------------------------------
              Industrial Goods & Services                 2.4%
              ------------------------------------------------
              Autos & Housing                             1.3%
              ------------------------------------------------
              Basic Materials                             1.0%
              ------------------------------------------------
              Transportation                              0.4%
              ------------------------------------------------

Percentages are based on net assets as of 5/31/05.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the six months ended May 31, 2005, Class A shares of the MFS Emerging Growth Fund had a total return of 0.85%, at net asset value. In comparison, the fund's benchmark, the Russell 3000 Growth Index, returned 2.00%. The fund's investment objective is to seek long term growth of capital. The fund invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies.

MARKET ENVIRONMENT

Stocks experienced considerable volatility during the six-month period. Investors endured another rise in oil prices, a volatile U.S. dollar, record U.S. budget and trade deficits, and war in Iraq. Fundamental economic factors, however, such as corporate spending and earnings, continued to improve around the globe. Over the course of the period, investors seemed to conclude that the global economic recovery, although modest, was still intact. While stocks suffered in March and April as investors worried about high oil prices and the credit quality of some major U.S. corporations, the U.S. stock indices finished the period about where they began. Stocks in other major global markets outperformed those in the United States.

DETRACTORS FROM PERFORMANCE

Stock selection in the health care sector hurt relative performance for the period. Within health care, our positions in weak performing dermatological treatment company Medicis Pharmaceutical, medical testing company Cytyc, medical device firm Waters, and biotech company ImClone detracted from relative results. Our underweighted positions relative to the index in strong- performing pharmaceutical company Johnson & Johnson and biotechnology company Genentech* also held back relative returns.

Although no individual stocks in the sector were among the fund's top detractors, security selection in the leisure sector hurt relative results. Underweighting the consumer staples sector also detracted from relative results as this sector outperformed the broad index.

Stocks in other sectors that detracted from relative performance included audio equipment manufacturer Harman International Industries and manufacturing conglomerate Tyco. Although the technology sector, overall, was the top relative performer for the period, our position in online auctioneer eBay and not holding strong-performing semiconductor company Intel did detract from results relative to the benchmark.

During the reporting period, shifts in currency valuations detracted from performance relative to the benchmark Russell 3000 Growth Index. The base currency of the fund is U.S. dollars and the performance of the fund, and that of its benchmark, are presented in terms of this currency. Nevertheless, specific holdings of the fund and benchmark may be denominated in different currencies, and therefore present the possibility of currency depreciation or appreciation. Because the exposure of the fund and the benchmark to foreign currency movements may differ from time to time, these movements may have a material impact on relative performance.

CONTRIBUTORS TO PERFORMANCE

On the positive side, stock selection in the technology and financial services sectors contributed to the fund's relative performance for the period. Within technology, Internet search provider Google aided relative results. Avoiding weak-performing computer company International Business Machines, an index constituent, also helped performance relative to the benchmark.

In financial services, our position in investment management firm Legg Mason, our avoidance of insurance company American International Group, and our overall underweighting in the poor-performing sector, contributed to relative results.

Other individual contributors to performance included our holdings in media image provider Getty Images, hospital operator HCA, pharmaceutical company Roche Holding, and avoiding retail giant Wal-Mart.

    Respectfully,

/s/ Eric B. Fischman                    /s/ David E. Sette-Ducati

    Eric B. Fischman                        David E. Sette-Ducati
    Portfolio Manager                       Portfolio Manager

* Security was not held in the portfolio at period-end.

Note: Effective April 1, 2005, Camille Lee is no longer a portfolio manager of the fund.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS Fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS Fund's current or future investments.

PERFORMANCE SUMMARY THROUGH 5/31/05

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR I SHARES CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

AVERAGE ANNUAL WITHOUT SALES CHARGE

             Class inception
Share class         date           6-mo      1-yr     3-yr      5-yr    10-yr
------------------------------------------------------------------------------
     A            9/13/93           0.85%     5.01%    3.53%   -11.50%   5.45%
------------------------------------------------------------------------------
     B            12/29/86          0.49%     4.21%    2.74%   -12.17%   4.65%
------------------------------------------------------------------------------
     C            4/01/96           0.46%     4.20%    2.73%   -12.17%   4.65%
------------------------------------------------------------------------------
     I            1/02/97           1.00%     5.26%    3.78%   -11.29%   5.68%
------------------------------------------------------------------------------
    R*            12/31/02          0.72%     4.72%    3.31%   -11.61%   5.39%
------------------------------------------------------------------------------
    R1            4/01/05           0.46%     4.17%    2.73%   -12.18%   4.65%
------------------------------------------------------------------------------
    R2            4/01/05           0.53%     4.24%    2.75%   -12.16%   4.66%
------------------------------------------------------------------------------
    R3*           10/31/03          0.59%     4.46%    2.87%   -12.11%   4.69%
------------------------------------------------------------------------------
    R4            4/01/05           0.82%     4.98%    3.51%   -11.51%   5.45%
------------------------------------------------------------------------------
    R5            4/01/05           0.88%     5.05%    3.54%   -11.49%   5.46%
------------------------------------------------------------------------------
   529A           7/31/02           0.66%     4.60%    3.17%   -11.68%   5.34%
------------------------------------------------------------------------------
   529B           7/31/02           0.35%     3.93%    2.50%   -12.29%   4.58%
------------------------------------------------------------------------------
   529C           7/31/02           0.36%     3.96%    2.51%   -12.29%   4.59%
------------------------------------------------------------------------------

COMPARATIVE BENCHMARKS
------------------------------------------------------------------------------
Average multi-cap growth fund+      1.46%     6.51%    5.67%    -7.07%   9.11%
------------------------------------------------------------------------------
Russell 3000 Growth Index#          2.00%     3.40%    4.18%    -8.54%   7.58%
------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

Share class                        6-mo      1-yr     3-yr      5-yr    10-yr
------------------------------------------------------------------------------
     A                             -4.95%    -1.02%    1.50%   -12.54%   4.83%
------------------------------------------------------------------------------
     B                             -3.51%     0.21%    1.79%   -12.49%   4.65%
------------------------------------------------------------------------------
     C                             -0.54%     3.20%    2.73%   -12.17%   4.65%
------------------------------------------------------------------------------
   529A                            -5.13%    -1.41%    1.15%   -12.72%   4.72%
------------------------------------------------------------------------------
   529B                            -3.65%    -0.07%    1.54%   -12.61%   4.58%
------------------------------------------------------------------------------
   529C                            -0.64%     2.96%    2.51%   -12.29%   4.59%
------------------------------------------------------------------------------
Class I, R, R1, R2, R3, R4 and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CUMULATIVE WITHOUT SALES CHARGE
------------------------------------------------------------------------------
     A                              0.85%     5.01%   10.95%   -45.71%  70.04%
------------------------------------------------------------------------------
     B                              0.49%     4.21%    8.45%   -47.73%  57.61%
------------------------------------------------------------------------------
     C                              0.46%     4.20%    8.43%   -47.73%  57.59%
------------------------------------------------------------------------------
     I                              1.00%     5.26%   11.78%   -45.05%  73.74%
------------------------------------------------------------------------------
    R*                              0.72%     4.72%   10.27%   -46.05%  69.00%
------------------------------------------------------------------------------
    R1                              0.46%     4.17%    8.42%   -47.75%  57.55%
------------------------------------------------------------------------------
    R2                              0.53%     4.24%    8.49%   -47.71%  57.66%
------------------------------------------------------------------------------
    R3*                             0.59%     4.46%    8.85%   -47.54%  58.18%
------------------------------------------------------------------------------
    R4                              0.82%     4.98%   10.92%   -45.73%  69.99%
------------------------------------------------------------------------------
    R5                              0.88%     5.05%   10.99%   -45.69%  70.10%
------------------------------------------------------------------------------
   529A                             0.66%     4.60%    9.80%   -46.27%  68.28%
------------------------------------------------------------------------------
   529B                             0.35%     3.93%    7.69%   -48.10%  56.50%
------------------------------------------------------------------------------
   529C                             0.36%     3.96%    7.74%   -48.08%  56.57%
------------------------------------------------------------------------------
* Effective April 1, 2005, Class R1 shares have been renamed "Class R shares" and Class R2 shares have been renamed "Class R3 shares."
+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.
Periods less than one year are actual, not annualized.

INDEX DEFINITION

Russell 3000 Growth Index - is constructed to provide a comprehensive barometer for the growth securities in the small to large-cap segment of the U.S. equity universe. Companies in this Index generally have higher price-to- book ratios and higher forecasted growth values.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B and 529B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C and 529C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class R shares have no initial sales charge or CDSC and are available only to existing Class R shareholders. Class I, R1, R2, R3, R4, and R5 shares have no initial sales charge or CDSC. Class I shares are only available to certain investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans. Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for I, R, R4, R5, and 529A shares includes the performance of the fund's Class A shares prior to their offering. Performance for C, R1, R2, R3, 529B, and 529C shares includes the performance of the fund's Class B shares prior to their offering. For reporting periods ending prior to March 31, 2004, when quoting performance for the fund's Class I, R, and 529A shares, the performance of these share classes included the performance of the fund's Class B shares, rather than Class A shares. The blending methodology changed for reporting periods ending on or after March 31, 2004, because Class A shares now has a 10 year performance history, and share class performance is being blended to Class A based upon the similarity of share class operating expenses. This change in blending methodology results in better performance for Class I, R, and 529A shares than it had under the prior blending methodology. For a transitional period lasting until December 31, 2007, performance for Class I, R, and 529A shares under the prior methodology is available at mfs.com. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

The performance shown reflects a non-recurring accrual to the fund on July 28, 2004, relating to MFS' revenue sharing settlement with the Securities and Exchange Commission, without which the performance would have been lower. For example, the impact on the fund's performance (not including sales charge) for the six-month period through the date shown would have been lower by approximately 0.12%. The proceeds were paid to the fund on February 16, 2005.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

The portfolio may invest in foreign and/or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest in small-, mid-sized, or emerging companies, which are susceptible to greater risk than is customarily associated with investing in more established companies.

Market risk is the risk that the price of a security held by the fund will fall due to changing economic political or market conditions or disappointing earnings results.

Over-the-Counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources.

Many OTC stocks trade less frequently and in smaller volume than exchange listed stocks. The values of these stocks may be more volatile than exchange listed stocks, and the fund may experience difficulty in buying and selling these stocks at prevailing market prices.

The fund has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains, as compared to a fund with less active trading policies, which would increase your tax liability unless you hold your shares through a tax-deferred vehicle (such as an IRA account).

Frequent trading also increases transaction costs, which could detract from the fund's performance.

Please see the prospectus for further information regarding these and other risk considerations.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD, DECEMBER 1, 2004 THROUGH MAY 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2004 through May 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                            Annualized    Beginning      Ending        Period**
   Share                     Expense    Account Value Account Value   12/01/04-
   Class                      Ratio        12/01/04      5/31/05       5/31/05
-------------------------------------------------------------------------------
              Actual            1.22%       $1,000.00     $1,008.50      $6.11
      A       -----------------------------------------------------------------
              Hypothetical*     1.22%       $1,000.00     $1,018.85      $6.14
-------------------------------------------------------------------------------
              Actual            1.98%       $1,000.00     $1,004.90      $9.90
      B       -----------------------------------------------------------------
              Hypothetical*     1.98%       $1,000.00     $1,015.06      $9.95
-------------------------------------------------------------------------------
              Actual            1.98%       $1,000.00     $1,004.60      $9.90
      C       -----------------------------------------------------------------
              Hypothetical*     1.98%       $1,000.00     $1,015.06      $9.95
-------------------------------------------------------------------------------
              Actual            0.98%       $1,000.00     $1,010.00      $4.91
      I       -----------------------------------------------------------------
              Hypothetical*     0.98%       $1,000.00     $1,020.04      $4.94
-------------------------------------------------------------------------------
      R       Actual            1.46%       $1,000.00     $1,007.20      $7.31
              -----------------------------------------------------------------
(formerly R1) Hypothetical*     1.46%       $1,000.00     $1,017.65      $7.34
-------------------------------------------------------------------------------
              Actual            1.72%       $1,000.00     $1,004.60      $8.60
     R1       -----------------------------------------------------------------
              Hypothetical*     1.72%       $1,000.00     $1,016.36      $8.65
-------------------------------------------------------------------------------
              Actual            1.67%       $1,000.00     $1,005.30      $8.35
     R2       -----------------------------------------------------------------
              Hypothetical*     1.67%       $1,000.00     $1,016.60      $8.40
-------------------------------------------------------------------------------
     R3       Actual            1.71%       $1,000.00     $1,005.90      $8.55
              -----------------------------------------------------------------
(formerly R2) Hypothetical*     1.71%       $1,000.00     $1,016.40      $8.60
-------------------------------------------------------------------------------
              Actual            1.17%       $1,000.00     $1,008.20      $5.86
     R4       -----------------------------------------------------------------
              Hypothetical*     1.17%       $1,000.00     $1,019.10      $5.89
-------------------------------------------------------------------------------
              Actual            0.87%       $1,000.00     $1,008.80      $4.36
     R5       -----------------------------------------------------------------
              Hypothetical*     0.87%       $1,000.00     $1,020.59      $4.38
-------------------------------------------------------------------------------
              Actual            1.57%       $1,000.00     $1,006.60      $7.85
    529A      -----------------------------------------------------------------
              Hypothetical*     1.57%       $1,000.00     $1,017.10      $7.90
-------------------------------------------------------------------------------
              Actual            2.23%       $1,000.00     $1,003.50      $11.14
    529B      -----------------------------------------------------------------
              Hypothetical*     2.23%       $1,000.00     $1,013.81      $11.20
-------------------------------------------------------------------------------
              Actual            2.21%       $1,000.00     $1,003.60      $11.04
    529C      -----------------------------------------------------------------
              Hypothetical*     2.21%       $1,000.00     $1,013.91      $11.10
-------------------------------------------------------------------------------
 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS (unaudited) - 5/31/05

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 97.9%
---------------------------------------------------------------------------------------------
ISSUER                                                                SHARES          $ VALUE
---------------------------------------------------------------------------------------------
Aerospace - 0.5%
---------------------------------------------------------------------------------------------
ITT Industries, Inc.^                                                189,500   $   18,002,500
---------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.2%
---------------------------------------------------------------------------------------------
Diageo PLC                                                           612,500   $    8,805,809
---------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.7%
---------------------------------------------------------------------------------------------
Columbia Sportswear Co.^*                                            165,400   $    7,462,848
Nike, Inc., "B"^                                                     227,760       18,721,872
                                                                               --------------
                                                                               $   26,184,720
---------------------------------------------------------------------------------------------
Banks & Credit Companies - 1.7%
---------------------------------------------------------------------------------------------
American Express Co.^                                                707,570   $   38,102,644
SLM Corp.^                                                           521,200       25,158,324
                                                                               --------------
                                                                               $   63,260,968
---------------------------------------------------------------------------------------------
Biotechnology - 5.8%
---------------------------------------------------------------------------------------------
Amgen, Inc.*                                                         655,330   $   41,010,551
Gen-Probe, Inc.^*                                                    280,680       10,907,225
Genzyme Corp.^*                                                      985,780       61,502,814
Gilead Sciences, Inc.*                                             1,035,990       42,268,392
ImClone Systems, Inc.^*                                              451,530       14,963,704
Medimmune, Inc.*                                                   1,156,370       30,528,168
Neurochem, Inc.*                                                     177,720        1,462,636
Neurocrine Biosciences, Inc.^*                                       396,250       14,926,738
                                                                               --------------
                                                                               $  217,570,228
---------------------------------------------------------------------------------------------
Broadcast & Cable TV - 4.0%
---------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.^*                                         910,710   $   10,810,128
Grupo Televisa S.A., ADR^                                            641,550       38,493,000
Interpublic Group of Cos., Inc.^*                                    669,800        8,265,332
NTL, Inc.^*                                                          402,528       25,874,500
Telewest Global, Inc.*                                             1,006,425       21,044,347
Univision Communications, Inc., "A"^*                                361,300        9,614,193
Walt Disney Co.^                                                   1,302,810       35,749,106
                                                                               --------------
                                                                               $  149,850,606
---------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 3.7%
---------------------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings, Inc.^                           71,000   $   15,349,490
Goldman Sachs Group, Inc.^                                           298,260       29,080,350
Legg Mason, Inc.^                                                    817,839       67,210,009
Lehman Brothers Holdings, Inc.^                                      290,500       26,784,100
                                                                               --------------
                                                                               $  138,423,949
---------------------------------------------------------------------------------------------
Business Services - 5.4%
---------------------------------------------------------------------------------------------
Alliance Data Systems Corp.^*                                        928,570   $   35,025,660
Corporate Executive Board Co.^                                       255,810       17,850,422
DST Systems, Inc.^*                                                  935,080       45,220,469
Getty Images, Inc.^*                                               1,144,500       85,654,380
Hewitt Associates, Inc., "A"^*                                       793,900       20,204,755
                                                                               --------------
                                                                               $  203,955,686
---------------------------------------------------------------------------------------------
Chemicals - 0.7%
---------------------------------------------------------------------------------------------
Monsanto Co.^                                                        295,600   $   16,849,200
Nalco Holding Co.^*                                                  586,500       10,392,780
                                                                               --------------
                                                                               $   27,241,980
---------------------------------------------------------------------------------------------
Computer Software - 7.7%
---------------------------------------------------------------------------------------------
Amdocs Ltd.^*                                                      2,019,620   $   55,034,645
Check Point Software Technologies Ltd.^*                             816,480       18,542,261
Citrix Systems, Inc.^*                                               486,700       12,245,372
Kronos, Inc.^*                                                       170,800        7,713,328
Mercury Interactive Corp.^*                                          942,970       42,546,806
MicroStrategy, Inc., "A"^*                                           194,000       10,805,800
Oracle Corp.*                                                      4,929,970       63,202,215
Symantec Corp.^*                                                   1,187,850       26,857,289
VERITAS Software Corp.*                                            2,032,128       50,539,023
                                                                               --------------
                                                                               $  287,486,739
---------------------------------------------------------------------------------------------
Computer Software - Systems - 2.9%
---------------------------------------------------------------------------------------------
Dell, Inc.*                                                        1,971,840   $   78,656,698
Infosys Technologies Ltd., ADR^                                      235,220       17,015,815
LG.Philips LCD Co. Ltd., ADR^*                                       475,800       12,451,686
                                                                               --------------
                                                                               $  108,124,199
---------------------------------------------------------------------------------------------
Construction - 0.4%
---------------------------------------------------------------------------------------------
Masco Corp.                                                          499,900   $   16,006,798
---------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.5%
---------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"^*                                            204,320   $   16,039,120
Avon Products, Inc.                                                  233,400        9,275,316
Career Education Corp.^*                                             924,230       32,043,054
Gillette Co.^                                                        377,200       19,893,528
Strayer Education, Inc.^                                             174,490       15,180,630
                                                                               --------------
                                                                               $   92,431,648
---------------------------------------------------------------------------------------------
Electrical Equipment - 0.7%
---------------------------------------------------------------------------------------------
Tyco International Ltd.                                              886,700   $   25,652,231
---------------------------------------------------------------------------------------------
Electronics - 6.7%
---------------------------------------------------------------------------------------------
Analog Devices, Inc.                                               1,164,390   $   43,175,581
FormFactor, Inc.^*                                                   439,500       11,435,790
KLA-Tencor Corp.^                                                    498,400       22,632,344
Marvell Technology Group Ltd.^*                                      768,470       31,476,531
PMC-Sierra, Inc.^*                                                 1,706,000       14,961,620
Samsung Electronics Co. Ltd., GDR                                    171,090       41,147,145
Silicon Laboratories, Inc.^*                                       1,029,570       28,549,976
Texas Instruments, Inc.                                              338,300        9,350,612
Xilinx, Inc.                                                       1,767,100       49,037,025
                                                                               --------------
                                                                               $  251,766,624
---------------------------------------------------------------------------------------------
Food & Drug Stores - 1.7%
---------------------------------------------------------------------------------------------
CVS Corp.                                                            528,750   $   29,001,938
Walgreen Co.                                                         723,820       32,817,999
                                                                               --------------
                                                                               $   61,819,937
---------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.5%
---------------------------------------------------------------------------------------------
Cadbury Schweppes PLC                                              1,761,200   $   17,168,595
PepsiCo, Inc.                                                        714,870       40,247,181
                                                                               --------------
                                                                               $   57,415,776
---------------------------------------------------------------------------------------------
Furniture & Appliances - 0.9%
---------------------------------------------------------------------------------------------
Harman International Industries, Inc.^                               423,170   $   35,063,866
---------------------------------------------------------------------------------------------
Gaming & Lodging - 2.7%
---------------------------------------------------------------------------------------------
Carnival Corp.^                                                      832,080   $   44,017,032
Hilton Group PLC                                                     738,800        3,819,343
Royal Caribbean Cruises Ltd.^                                        692,900       31,949,619
Station Casinos, Inc.                                                 56,300        3,665,130
WMS Industries, Inc.^*                                               409,640       13,014,263
Wynn Resorts Ltd.*                                                    66,200        3,101,470
                                                                               --------------
                                                                               $   99,566,857
---------------------------------------------------------------------------------------------
General Merchandise - 3.9%
---------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.^                                        1,187,410   $   30,480,815
Kohl's Corp.^*                                                     1,054,300       51,333,867
Target Corp.^                                                        911,070       48,924,459
Wal-Mart de Mexico S.A. de C.V                                     3,916,300       14,844,011
                                                                               --------------
                                                                               $  145,583,152
---------------------------------------------------------------------------------------------
Health Maintenance Organizations - 0.3%
---------------------------------------------------------------------------------------------
WellPoint, Inc.*                                                      85,900   $   11,424,700
---------------------------------------------------------------------------------------------
Internet - 4.6%
---------------------------------------------------------------------------------------------
eBay, Inc.^*                                                         313,280   $   11,907,773
Google, Inc., "A"^*                                                  340,100       94,683,840
Yahoo!, Inc.*                                                      1,743,000       64,839,600
                                                                               --------------
                                                                               $  171,431,213
---------------------------------------------------------------------------------------------
Leisure & Toys - 2.6%
---------------------------------------------------------------------------------------------
Activision, Inc.*                                                  1,047,666   $   16,511,216
Electronic Arts, Inc.*                                             1,235,800       64,928,932
Marvel Enterprises, Inc.^*                                           114,100        2,426,907
Nintendo Co. Ltd.                                                    118,100       12,581,343
                                                                               --------------
                                                                               $   96,448,398
---------------------------------------------------------------------------------------------
Machinery & Tools - 1.2%
---------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                            537,380   $   45,370,993
---------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.4%
---------------------------------------------------------------------------------------------
Community Health Systems, Inc.*                                      504,230   $   18,338,845
HCA, Inc.                                                            612,160       33,056,640
                                                                               --------------
                                                                               $   51,395,485
---------------------------------------------------------------------------------------------
Medical Equipment - 8.3%
---------------------------------------------------------------------------------------------
Cytyc Corp.^*                                                      3,738,911   $   87,527,907
DENTSPLY International, Inc.^                                        440,020       25,103,141
Fisher Scientific International, Inc.^*                              934,602       58,375,241
Medtronic, Inc.                                                      822,270       44,197,013
Millipore Corp.^*                                                    607,940       31,302,831
St. Jude Medical, Inc.*                                              234,700        9,416,164
Synthes, Inc.^                                                        97,390       10,696,711
Waters Corp.^*                                                     1,180,690       45,869,806
                                                                               --------------
                                                                               $  312,488,814
---------------------------------------------------------------------------------------------
Metals & Mining - 0.3%
---------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                    49,000   $    1,428,099
Companhia Vale do Rio Doce, ADR^                                     298,600        8,668,358
                                                                               --------------
                                                                               $   10,096,457
---------------------------------------------------------------------------------------------
Oil Services - 3.6%
---------------------------------------------------------------------------------------------
BJ Services Co.^                                                     899,220   $   45,275,727
GlobalSantaFe Corp.^                                               1,162,380       42,589,603
Halliburton Co.                                                      441,980       18,890,225
Smith International, Inc.^                                           492,640       28,947,526
                                                                               --------------
                                                                               $  135,703,081
---------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 2.1%
---------------------------------------------------------------------------------------------
EMC Corp.*                                                         3,959,300   $   55,667,758
Network Appliance, Inc.^*                                            845,700       24,322,332
                                                                               --------------
                                                                               $   79,990,090
---------------------------------------------------------------------------------------------
Pharmaceuticals - 7.6%
---------------------------------------------------------------------------------------------
Allergan, Inc.^                                                      699,990   $   54,116,227
Eli Lilly & Co.^                                                     276,500       16,119,950
Endo Pharmaceuticals Holdings, Inc.^*                                669,290       13,586,587
Johnson & Johnson                                                    637,810       42,797,051
Medicis Pharmaceutical Corp., "A"^                                 1,777,590       50,092,486
Roche Holding AG^                                                    373,730       47,126,058
Teva Pharmaceutical Industries Ltd., ADR^                            874,700       29,188,739
Wyeth                                                                770,920       33,434,800
                                                                               --------------
                                                                               $  286,461,898
---------------------------------------------------------------------------------------------
Printing & Publishing - 0.7%
---------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc.                                                90,000   $    3,929,400
Playboy Enterprises, Inc.,"B"^*                                      554,620        7,027,035
Washington Post Co., "B"                                              18,500       15,355,000
                                                                               --------------
                                                                               $   26,311,435
---------------------------------------------------------------------------------------------
Restaurants - 1.2%
---------------------------------------------------------------------------------------------
Brinker International, Inc.^*                                        367,200   $   13,814,064
Cheesecake Factory, Inc.^*                                           323,084       11,408,096
Outback Steakhouse, Inc.^                                            418,100       18,500,925
                                                                               --------------
                                                                               $   43,723,085
---------------------------------------------------------------------------------------------
Specialty Stores - 0.4%
---------------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc.*                                             374,200   $   15,211,230
---------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.6%
---------------------------------------------------------------------------------------------
America Movil S.A. de C.V., ADR^                                     396,740   $   22,487,223
---------------------------------------------------------------------------------------------
Telecommunications - Wireline - 4.2%
---------------------------------------------------------------------------------------------
AudioCodes Ltd.^*                                                    942,400   $   11,374,768
Cisco Systems, Inc.*                                               2,661,786       51,585,413
Comverse Technology, Inc.*                                         1,110,460       26,129,124
Corning, Inc.^*                                                      382,600        5,999,168
Juniper Networks, Inc.^*                                             785,211       20,132,810
QUALCOMM, Inc.                                                     1,105,800       41,202,108
                                                                               --------------
                                                                               $  156,423,391
---------------------------------------------------------------------------------------------
Telephone Services - 4.1%
---------------------------------------------------------------------------------------------
American Tower Corp., "A"^*                                        4,165,969   $   75,154,081
SpectraSite, Inc.^*                                                  413,160       26,380,266
Sprint Corp.^                                                      2,272,600       53,837,894
                                                                               --------------
                                                                               $  155,372,241
---------------------------------------------------------------------------------------------
Trucking - 0.4%
---------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.^                        281,170   $   14,334,047
---------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $3,171,017,206)                                 $3,668,888,054
---------------------------------------------------------------------------------------------
Partnerships - 0%
---------------------------------------------------------------------------------------------
Copley Partners 1 L.P.+*                                           3,000,000   $        4,110
Copley Partners 2 L.P.+*                                           3,000,000           22,980
---------------------------------------------------------------------------------------------
Total Partnerships (Identified Cost, $229,080)                                 $       27,090
---------------------------------------------------------------------------------------------
Preferred Stock - 0.2%
---------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.2%
---------------------------------------------------------------------------------------------
Companhia de Bebidas das Americas, ADR^
(Identified Cost, $9,237,861)                                        319,500   $    9,645,705
---------------------------------------------------------------------------------------------
Short-Term Obligations> - 1.4%
---------------------------------------------------------------------------------------------
ISSUER                                                            PAR AMOUNT          $ VALUE
---------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.06%, due 6/01/05            $   51,027,000   $   51,027,000
New Center Asset Trust, 3.05%, due 6/01/05                             4,000            4,000
---------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                $   51,031,000
---------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 17.6%
---------------------------------------------------------------------------------------------
Morgan Stanley Repurchase Agreement, 3.07%, dated
5/31/05, due 6/01/05, total to be received $5,516,567
(secured by various U.S. Treasury and Federal Agency
obligations in an individually traded account), at Cost           $5,516,096       $5,516,096
---------------------------------------------------------------------------------------------

ISSUER                                                                SHARES          $ VALUE
---------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                  653,121,098      653,121,098
---------------------------------------------------------------------------------------------
Total Collateral for Securities Loaned                                         $  658,637,194
---------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $3,890,152,341)(+)                         $4,388,229,043
---------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (17.1)%                                         (639,975,569)
---------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                            $3,748,253,474
---------------------------------------------------------------------------------------------
  * Non-income producing security.
  ^ All or a portion of this security is on loan.
  + Restricted security.
  > The rate shown represents an annualized yield at time of purchase.
(+) As of May 31, 2005, the fund had two securities representing $27,090 and
    0.001% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
ADR = American Depository Receipt.
GDR = Global Depository Receipt.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 5/31/05

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value, including $643,184,235 of securities
on loan (identified cost, $3,890,152,341)                        $4,388,229,043
Cash                                                                        874
Foreign currency, at value (identified cost, $13,300)                    12,732
Receivable for investments sold                                      56,151,011
Receivable for fund shares sold                                         937,648
Interest and dividends receivable                                     3,870,949
Other assets                                                            292,425
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $4,449,494,682
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Payable for investments purchased                                   $29,097,989
Payable for fund shares reacquired                                   10,697,863
Collateral for securities loaned, at value                          658,637,194
Payable to affiliates
  Management fee                                                        288,829
  Shareholder servicing costs                                         1,542,545
  Distribution and service fee                                          214,544
  Administrative fee                                                      5,709
  Program manager fee                                                        21
  Administrative service fee                                                 79
Accrued expenses and other liabilities                                  756,435
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $701,241,208
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $3,748,253,474
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                  $4,348,129,464
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies         498,065,676
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                    (1,082,903,720)
Accumulated net investment loss                                     (15,037,946)
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $3,748,253,474
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   125,335,742
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                     $2,284,579,854
  Shares outstanding                                                 74,199,829
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $30.79
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$30.79)                                                    $32.67
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                     $1,176,512,614
  Shares outstanding                                                 41,311,517
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $28.48
-------------------------------------------------------------------------------------------------------
Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $191,735,430
  Shares outstanding                                                  6,771,835
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $28.31
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $79,030,635
  Shares outstanding                                                  2,515,368
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $31.42
-------------------------------------------------------------------------------------------------------
Class R shares (formerly Class R1)
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $12,769,418
  Shares outstanding                                                    417,311
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $30.60
-------------------------------------------------------------------------------------------------------
Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $109,942
  Shares outstanding                                                      3,861
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $28.47
-------------------------------------------------------------------------------------------------------
Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $51,074
  Shares outstanding                                                      1,793
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $28.49
-------------------------------------------------------------------------------------------------------
Class R3 shares (formerly Class R2)
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $2,613,700
  Shares outstanding                                                     85,769
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $30.47
-------------------------------------------------------------------------------------------------------
Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $51,117
  Shares outstanding                                                      1,660
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $30.78
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $51,142
  Shares outstanding                                                      1,660
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $30.80
-------------------------------------------------------------------------------------------------------
Class 529A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $525,078
  Shares outstanding                                                     17,231
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $30.47
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$30.47)                                                    $32.33
-------------------------------------------------------------------------------------------------------
Class 529B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $191,847
  Shares outstanding                                                      6,783
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $28.28
-------------------------------------------------------------------------------------------------------
Class 529C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $31,623
  Shares outstanding                                                      1,125
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $28.12
-------------------------------------------------------------------------------------------------------
Shares outstanding are rounded for presentation purposes.

On sales of $50,000 or more, the offering price of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations (unaudited)

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 5/31/05

NET INVESTMENT LOSS
-------------------------------------------------------------------------------------------------------
Income
  Dividends                                                          $14,007,326
  Interest                                                             1,469,552
  Foreign taxes withheld                                                (343,708)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                     $15,133,170
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                     $14,634,287
  Trustees' compensation                                                  49,188
  Shareholder servicing costs                                          4,050,805
  Distribution and service fee (Class A)                               2,953,890
  Distribution and service fee (Class B)                               6,690,271
  Distribution and service fee (Class C)                               1,038,486
  Distribution and service fee (Class R)                                  27,214
  Distribution and service fee (Class R1)                                     75
  Distribution and service fee (Class R2)                                     42
  Distribution and service fee (Class R3)                                  5,002
  Distribution and service fee (Class R4)                                     21
  Distribution and service fee (Class 529A)                                  847
  Distribution and service fee (Class 529B)                                1,019
  Distribution and service fee (Class 529C)                                  149
  Program manager fee (Class 529A)                                           605
  Program manager fee (Class 529B)                                           255
  Program manager fee (Class 529C)                                            37
  Administrative service fee (Class R1)                                       45
  Administrative service fee (Class R2)                                       33
  Administrative service fee (Class R3)                                    2,501
  Administrative service fee (Class R4)                                       12
  Administrative service fee (Class R5)                                        8
  Administrative fee                                                     202,070
  Custodian fee                                                          471,082
  Printing                                                               113,311
  Postage                                                                148,742
  Auditing fees                                                           34,871
  Legal fees                                                              52,924
  Shareholder solicitation expenses                                      373,115
  Miscellaneous                                                          197,877
-------------------------------------------------------------------------------------------------------
Total expenses                                                                              $31,048,784
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (245,962)
  Reduction of expenses by investment adviser                           (759,868)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                $30,042,954
-------------------------------------------------------------------------------------------------------
Net investment loss                                                                        $(14,909,784)
-------------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                           $379,450,052
  Foreign currency transactions                                           99,466
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                      $379,549,518
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                      $(335,141,595)
  Translation of assets and liabilities in foreign currencies            (11,658)
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                      $(335,153,253)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                            $44,396,265
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $29,486,481
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                            SIX MONTHS ENDED                 YEAR ENDED
                                                                     5/31/05                   11/30/04
                                                                 (UNAUDITED)

CHANGE IN NET ASSETS
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment loss                                             $(14,909,784)              $(41,061,401)
Net realized gain (loss) on investments and foreign
currency transactions                                            379,549,518                733,197,413
Net unrealized gain (loss) on investments and foreign
currency translation                                            (335,153,253)              (304,933,675)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                             $29,486,481               $387,202,337
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions              $(576,135,103)           $(1,260,249,657)
-------------------------------------------------------------------------------------------------------
Redemption fees                                                          $--                     $6,655
-------------------------------------------------------------------------------------------------------
Total change in net assets                                     $(546,648,622)             $(873,040,665)
-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                        $4,294,902,096             $5,167,942,761
At end of period (including accumulated net investment
loss of $15,037,946 and $128,162, respectively)               $3,748,253,474             $4,294,902,096
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.


                                   SIX MONTHS                                   YEARS ENDED 11/30
                                      ENDED        ---------------------------------------------------------------------------
CLASS A                             5/31/05              2004                2003             2002         2001           2000
                                   (UNAUDITED)

Net asset value, beginning
of period                            $30.53            $27.91              $22.90           $32.50       $49.53         $55.11
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS#
------------------------------------------------------------------------------------------------------------------------------
  Net investment loss(S)             $(0.07)           $(0.16)             $(0.16)          $(0.19)      $(0.31)        $(0.58)
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                 0.33              2.78                5.17            (9.41)      (11.60)         (4.69)
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                            $0.26             $2.62               $5.01           $(9.60)     $(11.91)        $(5.27)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                 $--               $--                 $--              $--       $(5.12)        $(0.31)
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-
in capital#                             $--             $0.00+++              $--              $--          $--            $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end
of period                            $30.79            $30.53              $27.91           $22.90       $32.50         $49.53
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                   0.85++            9.39^^^+           21.93^^         (29.57)      (27.19)         (9.66)
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                   SIX MONTHS                                   YEARS ENDED 11/30
                                      ENDED        ---------------------------------------------------------------------------
CLASS A (CONTINUED)                 5/31/05              2004                2003             2002         2001           2000
                                  (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
------------------------------------------------------------------------------------------------------------------------------
Expenses##                             1.22+             1.26                1.33             1.27         1.18           1.09
Net investment loss                   (0.45)+           (0.55)              (0.65)           (0.69)       (0.82)         (0.89)
Portfolio turnover                       35                89                 100              116          119             36
Net assets at end of period
(000,000 Omitted)                    $2,285            $2,463              $2,676           $2,512       $4,462         $6,523
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                  $(0.08)           $(0.17)                N/A           $(0.19)*     $(0.32)        $(0.61)
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS):
------------------------------------------------------------------------------------------------------------------------------
Expenses##                             1.26+             1.29                 N/A             1.27*        1.20           1.13
Net investment loss                   (0.49)+           (0.58)                N/A            (0.69)*      (0.84)         (0.93)
------------------------------------------------------------------------------------------------------------------------------
  * The waiver impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
 ^^ The fund's net asset value and total return calculation includes proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.56 per share based on shares outstanding the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended November 30, 2003 would have been 2.45% lower.
^^^ The fund's net asset value and total return calculation includes proceeds received on February 18, 2004 from a non-recurring litigation settlement from Rite Aid Corporation and on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.10 per share based on shares outstanding on the days the proceeds were received. Excluding the effect of these payments from the ending net asset value per share, total return for the year ended November 30, 2004 would have been 0.36% lower.
  + The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.03 per share based on shares outstanding on the day the proceeds were recorded.
    Excluding the effect of this accrual from the ending net asset value per share, total return for the year ended November
    30, 2004 would have been 0.12% lower. The proceeds were paid to the fund on February 16, 2005.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
N/A Not applicable.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                   SIX MONTHS                                   YEARS ENDED 11/30
                                         ENDED      --------------------------------------------------------------------------
CLASS B                                5/31/05            2004                2003           2002          2001           2000
                                   (UNAUDITED)

Net asset value,
beginning of period                     $28.34          $26.12              $21.59         $30.87        $47.62         $53.39
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS#
------------------------------------------------------------------------------------------------------------------------------
  Net investment loss(S)                $(0.17)         $(0.36)             $(0.32)        $(0.38)       $(0.57)        $(1.03)
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                        0.31            2.58                4.85          (8.90)       (11.06)         (4.43)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations         $0.14           $2.22               $4.53         $(9.28)      $(11.63)        $(5.46)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                             $--             $--                 $--            $--        $(5.12)        $(0.31)
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in
capital#                                   $--           $0.00+++              $--            $--           $--            $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                           $28.48          $28.34              $26.12         $21.59        $30.87         $47.62
------------------------------------------------------------------------------------------------------------------------------
Total return (%)&                         0.49++          8.50^^^+           20.98^^       (30.08)       (27.72)        (10.35)
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                   SIX MONTHS                                   YEARS ENDED 11/30
                                         ENDED      --------------------------------------------------------------------------
CLASS B (CONTINUED)                    5/31/05            2004                2003           2002          2001           2000
                                   (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
------------------------------------------------------------------------------------------------------------------------------
Expenses##                                1.98+           2.01                2.08           2.02          1.93           1.84
Net investment loss                      (1.22)+         (1.32)              (1.39)         (1.45)        (1.57)         (1.64)
Portfolio turnover                          35              89                 100            116           119             36
Net assets at end of period
(000,000 Omitted)                       $1,177          $1,507              $2,117         $2,332        $4,523         $7,611
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                     $(0.18)         $(0.36)*               N/A         $(0.38)*      $(0.58)        $(1.06)
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS):
------------------------------------------------------------------------------------------------------------------------------
Expenses##                                2.02+           2.04                 N/A           2.02*         1.95           1.88
Net investment loss                      (1.26)+         (1.35)                N/A          (1.45)*       (1.59)         (1.68)
------------------------------------------------------------------------------------------------------------------------------
  * The waiver impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
 ^^ The fund's net asset value and total return calculation includes proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.56 per share based on shares outstanding the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended November 30, 2003 would have been 2.59% lower.
^^^ The fund's net asset value and total return calculation includes proceeds received on February 18, 2004 from a non-recurring litigation settlement from Rite Aid Corporation and on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.10 per share based on shares outstanding on the days the proceeds were received. Excluding the effect of these payments from the ending net asset value per share, total return for the year ended November 30, 2004 would have been 0.38% lower.
  + The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.03 per share based on shares outstanding on the day the proceeds were recorded.
    Excluding the effect of this accrual from the ending net asset value per share, total return for the year ended November
    30, 2004 would have been 0.12% lower. The proceeds were paid to the fund on February 16, 2005.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
N/A Not applicable.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                     SIX MONTHS                                   YEARS ENDED 11/30
                                          ENDED      -------------------------------------------------------------------------
CLASS C                                 5/31/05            2004                2003           2002          2001          2000
                                     (UNAUDITED)

Net asset value,
beginning of period                      $28.18          $25.97              $21.46         $30.69        $47.36        $53.11
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS#
------------------------------------------------------------------------------------------------------------------------------
  Net investment loss(S)                 $(0.17)         $(0.35)             $(0.31)        $(0.37)       $(0.57)       $(1.03)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                 0.30            2.56                4.82          (8.86)       (10.98)        (4.41)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          $0.13           $2.21               $4.51         $(9.23)      $(11.55)       $(5.44)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                              $--             $--                 $--            $--        $(5.12)       $(0.31)
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in
capital#                                    $--           $0.00+++              $--            $--           $--           $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $28.31          $28.18              $25.97         $21.46        $30.69        $47.36
------------------------------------------------------------------------------------------------------------------------------
Total return (%)&                          0.46++          8.51^^^+           21.02^^       (30.07)       (27.73)       (10.35)
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                                 YEARS ENDED 11/30
                                     SIX MONTHS
                                          ENDED      -------------------------------------------------------------------------
CLASS C (CONTINUED)                     5/31/05            2004                2003           2002          2001          2000
                                     (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
------------------------------------------------------------------------------------------------------------------------------
Expenses##                                 1.98+           2.01                2.08           2.02          1.93          1.84
Net investment loss                       (1.21)+         (1.31)              (1.40)         (1.45)        (1.57)        (1.64)
Portfolio turnover                           35              89                 100            116           119            36
Net assets at end of period
(000,000 Omitted)                          $192            $226                $283           $298          $624        $1,041
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                      $(0.18)         $(0.36)                N/A         $(0.37)*      $(0.58)       $(1.06)
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS):
------------------------------------------------------------------------------------------------------------------------------
Expenses##                                 2.02+           2.04                 N/A           2.02*         1.95          1.88
Net investment loss                       (1.25)+         (1.34)                N/A          (1.45)*       (1.59)        (1.68)
------------------------------------------------------------------------------------------------------------------------------
  * The waiver impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
 ^^ The fund's net asset value and total return calculation includes proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.56 per share based on shares outstanding the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended November 30, 2003 would have been 2.61% lower.
^^^ The fund's net asset value and total return calculation includes proceeds received on February 18, 2004 from a non-recurring litigation settlement from Rite Aid Corporation and on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.10 per share based on shares outstanding on the days the proceeds were received. Excluding the effect of these payments from the ending net asset value per share, total return for the year ended November 30, 2004 would have been 0.39% lower.
  + The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.03 per share based on shares outstanding on the day the proceeds were recorded.
    Excluding the effect of this accrual from the ending net asset value per share, total return for the year ended November
    30, 2004 would have been 0.12% lower. The proceeds were paid to the fund on February 16, 2005.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
N/A Not applicable.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                   SIX MONTHS                                   YEARS ENDED 11/30
                                        ENDED      ---------------------------------------------------------------------------
CLASS I                               5/31/05            2004                2003           2002           2001           2000
                                   (UNAUDITED)

Net asset value,
beginning of period                    $31.11          $28.39              $23.23         $32.89         $49.95         $55.45
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS#
------------------------------------------------------------------------------------------------------------------------------
  Net investment loss(S)               $(0.03)         $(0.09)             $(0.10)        $(0.12)        $(0.22)        $(0.43)
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                       0.34            2.81                5.26          (9.54)        (11.72)         (4.76)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations        $0.31           $2.72               $5.16         $(9.66)       $(11.94)        $(5.19)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                   $--             $--                 $--            $--         $(5.12)        $(0.31)
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to
paid-in capital#                          $--           $0.00+++              $--            $--            $--            $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $31.42          $31.11              $28.39         $23.23         $32.89         $49.95
------------------------------------------------------------------------------------------------------------------------------
Total return (%)&                        1.00++          9.58^^^+           22.21^^       (29.37)        (27.00)         (9.45)
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                   SIX MONTHS                                   YEARS ENDED 11/30
                                        ENDED      ---------------------------------------------------------------------------
CLASS I (CONTINUED)                   5/31/05            2004                2003           2002           2001           2000
                                   (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
------------------------------------------------------------------------------------------------------------------------------
Expenses##                               0.98+           1.01                1.07           1.02           0.93           0.84
Net investment loss                     (0.21)+         (0.31)              (0.40)         (0.44)         (0.57)         (0.64)
Portfolio turnover                         35              89                 100            116            119             36
Net assets at end of period (000
Omitted)                              $79,031         $88,452             $90,539        $71,750       $133,398       $193,398
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                    $(0.04)         $(0.10)                N/A         $(0.12)*       $(0.23)        $(0.46)
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS):
------------------------------------------------------------------------------------------------------------------------------
Expenses##                               1.02+           1.04                 N/A           1.02*          0.95           0.88
Net investment loss                     (0.25)+         (0.34)                N/A          (0.44)*        (0.59)         (0.68)
------------------------------------------------------------------------------------------------------------------------------
  * The waiver impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
 ^^ The fund's net asset value and total return calculation includes proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendrant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.56 per share based on shares outstanding the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended November 30, 2003 would have been 2.41% lower.
^^^ The fund's net asset value and total return calculation includes proceeds received on February 18, 2004 from a non-recurring litigation settlement from Rite Aid Corporation and on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendrant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.10 per share based on shares outstanding on the days the proceeds were received. Excluding the effect of these payments from the ending net asset value per share, total return for the year ended November 30, 2004 would have been 0.35% lower.
  + The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.03 per share based on shares outstanding on the day the proceeds were recorded.
    Excluding the effect of this accrual from the ending net asset value per share, total return for the year ended November
    30, 2004 would have been 0.12% lower. The proceeds were paid to the fund on February 16, 2005.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
N/A Not applicable.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                            SIX MONTHS             YEAR                  PERIOD
                                                              ENDED                ENDED                  ENDED
CLASS R (FORMERLY CLASS R1)                                  5/31/05             11/30/04              11/30/03**
                                                           (UNAUDITED)

Net asset value, beginning of period                          $30.38              $27.86                 $21.40
---------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
---------------------------------------------------------------------------------------------------------------
  Net investment loss(S)                                      $(0.11)             $(0.19)                $(0.24)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                              0.33                2.71                   6.70
---------------------------------------------------------------------------------------------------------------
Total from investment operations                               $0.22               $2.52                  $6.46
---------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                        $--               $0.00+++                 $--
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $30.60              $30.38                 $27.86
---------------------------------------------------------------------------------------------------------------
Total return (%)&                                               0.72++              9.05^^^+              30.19++^^
---------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                        SIX MONTHS            YEAR                PERIOD
                                                          ENDED               ENDED                ENDED
CLASS R (FORMERLY CLASS R1) (CONTINUED)                  5/31/05            11/30/04            11/30/03**
                                                       (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
---------------------------------------------------------------------------------------------------------------
Expenses##                                                      1.46+               1.49                   1.56+
Net investment loss                                            (0.69)+             (0.68)                 (1.02)+
Portfolio turnover                                                35                  89                    100
Net assets at end of period (000 Omitted)                    $12,769              $7,596                   $244
---------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                           $(0.11)*            $(0.20)                   N/A
---------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS):
---------------------------------------------------------------------------------------------------------------
Expenses##                                                      1.50+               1.52                    N/A
Net investment loss                                            (0.73)+             (0.71)                   N/A
---------------------------------------------------------------------------------------------------------------
  * The waiver impact per share amount was less than $0.01.
 ** For the period from the inception of Class R shares, December 31, 2002, through November 30, 2003.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
 ^^ The fund's net asset value and total return calculation includes proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.56 per share based on shares outstanding the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended November 30, 2003 would have been 2.61% lower.
^^^ The fund's net asset value and total return calculation includes proceeds received on February 18, 2004 from a non-recurring litigation settlement from Rite Aid Corporation and on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.10 per share based on shares outstanding on the days the proceeds were received. Excluding the effect of these payments from the ending net asset value per share, total return for the year ended November 30, 2004 would have been 0.36% lower.
  + The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.03 per share based on shares outstanding on the day the proceeds were recorded.
    Excluding the effect of this accrual from the ending net asset value per share, total return for the year ended November
    30, 2004 would have been 0.12% lower. The proceeds were paid to the fund on February 16, 2005.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
N/A Not applicable.

SEE NOTES TO FINANCIAL STATEMENTS

                                                                PERIOD ENDED
CLASS R1                                                          5/31/05**
                                                                 (UNAUDITED)

Net asset value, beginning of period                                $27.89
--------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------
  Net investment loss(S)                                            $(0.03)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                    0.61^
--------------------------------------------------------------------------
Total from investment operations                                     $0.58
--------------------------------------------------------------------------
Net asset value, end of period                                      $28.47
--------------------------------------------------------------------------
Total return (%)&                                                     2.08++
--------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
--------------------------------------------------------------------------
Expenses##                                                            1.72+
Net investment loss                                                  (0.69)+
Portfolio turnover                                                      35
Net assets at end of period (000 Omitted)                             $110
--------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the period indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                                 $(0.03)*
--------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS):
--------------------------------------------------------------------------
Expenses##                                                            1.76+
Net investment loss                                                  (0.73)+
--------------------------------------------------------------------------
  * The waiver impact per share amount was less than $0.01.
 ** For the period from the inception of Class R1 shares, April 1, 2005 through
    May 31, 2005.
  + Annualized.
++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

                                                                  PERIOD ENDED
CLASS R2                                                            5/31/05**
                                                                   (UNAUDITED)

Net asset value, beginning of period                                  $27.89
----------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
----------------------------------------------------------------------------
  Net investment loss(S)                                              $(0.04)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                      0.64^
----------------------------------------------------------------------------
Total from investment operations                                       $0.60
----------------------------------------------------------------------------
Net asset value, end of period                                        $28.49
----------------------------------------------------------------------------
Total return (%)&                                                       2.15++
----------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
----------------------------------------------------------------------------
Expenses##                                                              1.67+
Net investment loss                                                    (0.80)+
Portfolio turnover                                                        35
Net assets at end of period (000 Omitted)                                $51
----------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the period indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                                   $(0.04)*
----------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS):
----------------------------------------------------------------------------
Expenses##                                                              1.71+
Net investment loss                                                    (0.84)+
----------------------------------------------------------------------------
 * The waiver impact per share amount was less than $0.01.
** For the period from the inception of Class R2 shares, April 1, 2005 through May 31, 2005.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.
 ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
 & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                             SIX MONTHS            YEAR                  PERIOD
                                                               ENDED               ENDED                  ENDED
CLASS R3 (FORMERLY CLASS R2)                                  5/31/05            11/30/04              11/30/03**
                                                            (UNAUDITED)

Net asset value, beginning of period                          $30.29              $27.85                 $27.45
---------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
---------------------------------------------------------------------------------------------------------------
  Net investment loss(S)                                      $(0.14)             $(0.25)                $(0.03)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                              0.32                2.69                   0.43
---------------------------------------------------------------------------------------------------------------
Total from investment operations                               $0.18               $2.44                  $0.40
---------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                        $--               $0.00+++                 $--
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $30.47              $30.29                 $27.85
---------------------------------------------------------------------------------------------------------------
Total return (%)&                                               0.59++              8.76^^^+               1.46++
---------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                            SIX MONTHS            YEAR                PERIOD
                                                              ENDED               ENDED                ENDED
CLASS R3 (FORMERLY CLASS R2) (CONTINUED)                     5/31/05            11/30/04            11/30/03**
                                                           (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
---------------------------------------------------------------------------------------------------------------
Expenses##                                                      1.71+               1.74                   1.72+
Net investment loss                                            (0.93)+             (0.93)                 (1.25)+
Portfolio turnover                                                35                  89                    100
Net assets at end of period (000 Omitted)                     $2,614              $1,059                     $5
---------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                           $(0.14)*            $(0.25)*                  N/A
---------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS):
---------------------------------------------------------------------------------------------------------------
Expenses##                                                      1.75+               1.77                    N/A
Net investment loss                                            (0.97)+             (0.96)                   N/A
---------------------------------------------------------------------------------------------------------------
  * The waiver impact per share amount was less than $0.01.
 ** For the period from the inception of Class R3 shares, October 31, 2003, through November 30, 2003.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
^^^ The fund's net asset value and total return calculation includes proceeds received on February 18, 2004 from a non-recurring litigation settlement from Rite Aid Corporation and on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.10 per share based on shares outstanding on the days the proceeds were received. Excluding the effect of these payments from the ending net asset value per share, total return for the year ended November 30, 2004 would have been 0.36% lower.
  + The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.03 per share based on shares outstanding on the day the proceeds were recorded.
    Excluding the effect of this accrual from the ending net asset value per share, total return for the year ended November
    30, 2004 would have been 0.12% lower. The proceeds were paid to the fund on February 16, 2005.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
 N/A  Not applicable.

SEE NOTES TO FINANCIAL STATEMENTS

                                                                   PERIOD ENDED
CLASS R4                                                             5/31/05**
                                                                    (UNAUDITED)

Net asset value, beginning of period                                  $30.11
----------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
----------------------------------------------------------------------------
  Net investment loss(S)                                              $(0.02)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                      0.69^
----------------------------------------------------------------------------
Total from investment operations                                       $0.67
----------------------------------------------------------------------------
Net asset value, end of period                                        $30.78
----------------------------------------------------------------------------
Total return (%)&                                                       2.23++
----------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
----------------------------------------------------------------------------
Expenses##                                                              1.17+
Net investment loss                                                    (0.30)+
Portfolio turnover                                                        35
Net assets at end of period (000 Omitted)                                $51
----------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the period indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                                   $(0.02)*
----------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS):
----------------------------------------------------------------------------
Expenses##                                                              1.21+
Net investment loss                                                    (0.34)+
----------------------------------------------------------------------------
  * The waiver impact per share amount was less than $0.01.
 ** For the period from the inception of Class R4 shares, April 1, 2005 through
    May 31, 2005.
  + Annualized.
 ++  Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
 & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

                                                                  PERIOD ENDED
CLASS R5                                                            5/31/05**
                                                                   (UNAUDITED)

Net asset value, beginning of period                                  $30.11
----------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
----------------------------------------------------------------------------
  Net investment loss(S)                                              $(0.00)+++
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                      0.69^
----------------------------------------------------------------------------
Total from investment operations                                       $0.69
----------------------------------------------------------------------------
Net asset value, end of period                                        $30.80
----------------------------------------------------------------------------
Total return (%)&                                                       2.29++
----------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
----------------------------------------------------------------------------
Expenses##                                                              0.87+
Net investment loss                                                    (0.00)++
Portfolio turnover                                                        35
Net assets at end of period (000 Omitted)                                $51
----------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the period indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                                   $(0.00)*
----------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS):
----------------------------------------------------------------------------
Expenses##                                                              0.91+
Net investment loss                                                    (0.04)+
----------------------------------------------------------------------------
  * The waiver impact per share amount was less than $0.01.
 ** For the period from the inception of Class R5 shares, April 1, 2005 through May 31, 2005.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  + Per share ratio was less than 0.01%.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued


                                                        SIX MONTHS               YEARS ENDED 11/30                 PERIOD
                                                           ENDED         ---------------------------------          ENDED
CLASS 529A                                                5/31/05               2004                  2003       11/30/02**
                                                        (UNAUDITED)

Net asset value, beginning of period                     $30.27               $27.79                $22.87            $22.70
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#
----------------------------------------------------------------------------------------------------------------------------
  Net investment loss(S)                                 $(0.12)              $(0.24)               $(0.26)           $(0.04)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                         0.32                 2.72                  5.18              0.21
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $0.20                $2.48                 $4.92             $0.17
----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                   $--                $0.00+++                $--               $--
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $30.47               $30.27                $27.79            $22.87
----------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                       0.66++               8.92^^^+             21.51^^            0.75++
----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                        SIX MONTHS                YEARS ENDED 11/30                PERIOD
                                                           ENDED         ---------------------------------          ENDED
CLASS 529A (CONTINUED)                                    5/31/05               2004                  2003       11/30/02**
                                                        (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
----------------------------------------------------------------------------------------------------------------------------
Expenses##                                                 1.57+                1.60                  1.67              1.62+
Net investment loss                                       (0.79)+              (0.85)                (1.07)            (0.71)+
Portfolio turnover                                           35                   89                   100               116
Net assets at end of period (000 Omitted)                  $525                 $437                  $258               $17
----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                      $(0.13)              $(0.25)                  N/A            $(0.04)*
----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS):
----------------------------------------------------------------------------------------------------------------------------
Expenses##                                                 1.61+                1.63                   N/A              1.62+*
Net investment loss                                       (0.83)+              (0.88)                  N/A             (0.71)+*
----------------------------------------------------------------------------------------------------------------------------
*   The waiver impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
**  For the period from the inception of Class 529A shares, July 31, 2002, through November 30, 2002.
+   Annualized.
++  Not annualized.
+++ Per share amount was less than $0.01.
 # Per share data are based on average shares outstanding.
##  Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
^^  The fund's net asset value and total return calculation includes proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.56 per share based on shares outstanding the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended November 30, 2003 would have been 2.45% lower.
^^^ The fund's net asset value and total return calculation includes proceeds received on February 18, 2004 from a non-recurring litigation settlement from Rite Aid Corporation and on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.10 per share based on shares outstanding on the days the proceeds were received. Excluding the effect of these payments from the ending net asset value per share, total return for the year ended November 30, 2004 would have been 0.36% lower.
+   The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.03 per share based on shares outstanding on the day the proceeds were recorded.
    Excluding the effect of this accrual from the ending net asset value per share, total return for the year ended November
    30, 2004 would have been 0.12% lower. The proceeds were paid to the fund on February 16, 2005.
&   From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
N/A Not applicable.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                        SIX MONTHS               YEARS ENDED 11/30                 PERIOD
                                                           ENDED         ---------------------------------          ENDED
CLASS 529B                                                5/31/05               2004                  2003       11/30/02**
                                                        (UNAUDITED)

Net asset value, beginning of period                     $28.18               $26.04                $21.56            $21.46
----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
----------------------------------------------------------------------------------------------------------------------------
  Net investment loss(S)                                 $(0.21)              $(0.41)               $(0.41)           $(0.10)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                         0.31                 2.55                  4.89              0.20
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $0.10                $2.14                 $4.48             $0.10
----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                   $--                $0.00+++                $--               $--
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $28.28               $28.18                $26.04            $21.56
----------------------------------------------------------------------------------------------------------------------------
Total return (%)&                                          0.35++               8.22^^^+             20.72^^            0.51++
----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                        SIX MONTHS               YEARS ENDED 11/30                PERIOD
                                                           ENDED         ---------------------------------          ENDED
CLASS 529B (CONTINUED)                                    5/31/05               2004                  2003       11/30/02**
                                                        (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
----------------------------------------------------------------------------------------------------------------------------
Expenses##                                                 2.23+                2.25                  2.33              2.27+
Net investment loss                                       (1.46)+              (1.51)                (1.72)            (1.41)+
Portfolio turnover                                           35                   89                   100               116
Net assets at end of period (000 Omitted)                  $192                 $212                  $130                $8
----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                      $(0.21)*             $(0.41)*                 N/A            $(0.10)*
----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS):
----------------------------------------------------------------------------------------------------------------------------
Expenses##                                                 2.27+                2.28                   N/A              2.27+*
Net investment loss                                       (1.50)+              (1.54)                  N/A             (1.41)+*
----------------------------------------------------------------------------------------------------------------------------
  * The waiver impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
 ** For the period from the inception of Class 529B shares, July 31, 2002, through November 30, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
 ^^ The fund's net asset value and total return calculation includes proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.56 per share based on shares outstanding the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended November 30, 2003 would have been 2.59% lower.
^^^ The fund's net asset value and total return calculation includes proceeds received on February 18, 2004 from a non-recurring litigation settlement from Rite Aid Corporation and on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.10 per share based on shares outstanding on the days the proceeds were received. Excluding the effect of these payments from the ending net asset value per share, total return for the year ended November 30, 2004 would have been 0.39% lower.
  + The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.03 per share based on shares outstanding on the day the proceeds were recorded.
    Excluding the effect of this accrual from the ending net asset value per share, total return for the year ended November
    30, 2004 would have been 0.12% lower. The proceeds were paid to the fund on February 16, 2005.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
N/A Not applicable.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                        SIX MONTHS               YEARS ENDED 11/30                 PERIOD
                                                           ENDED         ---------------------------------          ENDED
CLASS 529C                                                5/31/05               2004                  2003       11/30/02**
                                                        (UNAUDITED)

Net asset value, beginning of period                     $28.02               $25.89                $21.44            $21.33
----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
----------------------------------------------------------------------------------------------------------------------------
  Net investment loss(S)                                 $(0.20)              $(0.41)               $(0.38)           $(0.10)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                         0.30                 2.54                  4.83              0.21
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $0.10                $2.13                 $4.45             $0.11
----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                   $--                $0.00+++                $--               $--
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $28.12               $28.02                $25.89            $21.44
----------------------------------------------------------------------------------------------------------------------------
Total return (%)&                                          0.36++               8.23^^^+             20.76^^            0.52++
----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                        SIX MONTHS               YEARS ENDED 11/30                 PERIOD
                                                           ENDED         ---------------------------------          ENDED
CLASS 529C (CONTINUED)                                    5/31/05               2004                  2003       11/30/02**
                                                        (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
----------------------------------------------------------------------------------------------------------------------------
Expenses##                                                 2.21+                2.25                  2.33              2.27+
Net investment loss                                       (1.44)+              (1.52)                (1.67)            (1.45)+
Portfolio turnover                                           35                   89                   100               116
Net assets at end of period (000 Omitted)                   $32                  $28                   $17                $6
----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                      $(0.21)              $(0.41)*                 N/A            $(0.10)*
----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS):
----------------------------------------------------------------------------------------------------------------------------
Expenses##                                                 2.25+                2.28                   N/A              2.27+*
Net investment loss                                       (1.48)+              (1.55)                  N/A             (1.45)+*
----------------------------------------------------------------------------------------------------------------------------
  * The waiver impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
 ** For the period from the inception of Class 529C shares, July 31, 2002, through November 30, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
 ^^ The fund's net asset value and total return calculation includes proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.56 per share based on shares outstanding the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended November 30, 2003 would have been 2.62% lower.
^^^ The fund's net asset value and total return calculation includes proceeds received on February 18, 2004 from a non-recurring litigation settlement from Rite Aid Corporation and on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.10 per share based on shares outstanding on the days the proceeds were received. Excluding the effect of these payments from the ending net asset value per share, total return for the year ended November 30, 2004 would have been 0.39% lower.
  + The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.03 per share based on shares outstanding on the day the proceeds were recorded.
    Excluding the effect of this accrual from the ending net asset value per share, total return for the year ended November
    30, 2004 would have been 0.12% lower. The proceeds were paid to the fund on February 16, 2005.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
N/A Not applicable.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Emerging Growth Fund (the fund) is a diversified series of MFS Series Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) independent Trustees may elect to defer receipt of all or a portion of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or other MFS funds selected by the Trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets, and accrued expenses and other liabilities, is $74,752 of Deferred Trustees' Compensation.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and J.P. Morgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charged a redemption fee. See the fund's prospectus for details. Any redemption fees charged were accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the fund.

The fund was a participant in class-action lawsuits against Rite Aid Corporation and Cendant Corporation. On February 18, 2004 the fund received a cash settlement in the amount of $4,561,294 from Rite Aid Corporation, recorded as a realized gain on investment transactions. On March 19, 2004 the fund received the remaining cash settlement in the amount of $13,228,811 from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds from the non-recurring litigation settlements resulted in an increase in net asset value of $0.10 per share based on the shares outstanding on the days the proceeds were received. Excluding the effect of these payments from the fund's ending net asset value per share, total return for the year ended November 30, 2004 would have been lower by 0.36%, 0.38%, 0.39%, 0.35%, 0.36%,
0.36%, 0.36%, 0.39%, and 0.39% for Class A, B, C, I, R, R3, 529A, 529B, and 529C
shares, respectively.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended May 31, 2005, the fund's custodian fees were reduced by $100,670 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended May 31, 2005, the fund's miscellaneous expenses were reduced by $145,292 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, net operating losses, and wash sales.

The fund paid no distributions for the years ended November 30, 2004 and November 30, 2003.

As of November 30, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Capital loss carryforward                 $(1,384,311,496)
          Unrealized appreciation (depreciation)        754,879,595
          Other temporary differences                        69,430

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on November 30, 2010, ($1,384,311,496).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. Before March 1, 2004, the management fees paid by the fund to MFS were at the following annual rates (based on average daily net assets):
0.75% of first $2.5 billion, 0.70% of next $4.5 billion, 0.65% of next $8.0 billion (this breakpoint was a contractual fee waiver) and 0.625% in excess of $15.0 billion (this breakpoint was a contractual fee waiver). The contractual fee waiver which did not take effect for the period ended May 31, 2005, may be rescinded by MFS only with the approval of the fund's Board of Trustees.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters (See Legal Proceedings footnote), MFS has agreed to reduce the fund's management fee to 0.60% of average daily net assets in excess of $2.5 billion for the period March 1, 2004 through February 28, 2009, which is shown as a reduction of total expenses in the Statement of Operations. During this time period, the Board of Trustees will continue to review the appropriateness of all advisory fees in accordance with their oversight responsibilities. After February 28, 2009 the management fee will be determined in accordance with then existing review policies approved by the Board of Trustees overseeing the fund.

Management fees incurred for the six months ended May 31, 2005 were an effective rate of 0.69% of average daily net assets on an annualized basis.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for retired Independent Trustees and an unfunded retirement benefit deferral plan for current Independent Trustees. Included in Trustees' compensation is $488 as a result of the change in the fund's unfunded retirement benefit deferral plan for certain current Independent Trustees and a pension expense of $13,621 for retired Independent Trustees for the six months ended May 31, 2005.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. On July 28, 2004, the fund accrued an estimate of the amount to be received pursuant to this matter in the amount of $4,927,441, which resulted in an increase in net asset value of $0.03 per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                                 BEGINNING OF PERIOD
EFFECTIVE DATE                     THROUGH 2/28/05           3/01/05

First $2 billion                       0.01120%              0.01626%
Next $2.5 billion                      0.00832%              0.01206%
Next $2.5 billion                      0.00032%              0.00056%
In excess of $7 billion                0.00000%              0.00000%

For the six months ended May 31, 2005, the fund paid MFS $202,070, equivalent to 0.01009% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to Class R1, Class R2, Class R3 (formerly Class R2), Class R4, and Class R5 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. Effective April 1, 2005, the fund pays an annual plan administration and service fee in an amount up to 0.45%, 0.40%, 0.25%, 0.15%, and 0.10% solely from the assets of Class R1, Class R2, Class R3 (formerly Class R2), Class R4, and Class R5 shares, respectively, to MFS for the provision of these services. Prior to April 1, 2005, the fund paid an annual 0.25% plan administration and service fee solely from the assets of Class R3 (formerly Class R2) shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $64,970 and $318 for the six months ended May 31, 2005, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R (formerly Class R1), Class R1, Class R2, Class R3 (formerly Class R2), Class R4, Class 529A, Class 529B, and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                       CLASS A   CLASS B   CLASS C   CLASS R CLASS R1 CLASS R2

Distribution Fee         0.10%     0.75%     0.75%     0.25%    0.50%    0.25%
Service Fee              0.25%     0.25%     0.25%     0.25%    0.25%    0.25%
--------------------------------------------------------------------------------
Total Distribution
Plan                     0.35%     1.00%     1.00%     0.50%    0.75%    0.50%

                                             CLASS     CLASS    CLASS
                      CLASS R3  CLASS R4      529A      529B     529C

Distribution Fee         0.25%        --     0.25%     0.75%    0.75%
Service Fee              0.25%     0.25%     0.25%     0.25%    0.25%
--------------------------------------------------------------------------------
Total Distribution
Plan                     0.50%     0.25%     0.50%     1.00%    1.00%

MFD may retain all or a portion of the service fee, including for accounts for which there is no financial intermediary of record. Service fees retained by MFD for the six months ended May 31, 2005 amounted to:

                       CLASS A   CLASS B   CLASS C   CLASS R CLASS R1 CLASS R2

Service Fee Retained
by MFD                 $93,743   $15,058    $5,547        $8      $--      $--

                                             CLASS     CLASS    CLASS
                      CLASS R3  CLASS R4      529A      529B     529C

Service Fee Retained
by MFD                     $14       $--      $224       $11      $32

Payment of the 0.10% per annum Class A distribution fee will be implemented on such a date as the Trustees of the Trust may determine. Class A shares sold prior to March 1, 1991 are subject to a service fee of 0.15% per annum attributable to Class A shares.

Payment of the 0.15% per annum portion of the Class 529A distribution fee that is not currently being charged will be implemented on such a date as the Trustees of the Trust may determine.

Fees incurred under the distribution plan during the six months ended May 31, 2005 were as follows:

                       CLASS A   CLASS B   CLASS C   CLASS R CLASS R1 CLASS R2

Effective Annual
Percentage Rates         0.25%     1.00%     1.00%     0.50%    0.75%    0.50%

                                             CLASS     CLASS    CLASS
                      CLASS R3  CLASS R4      529A      529B     529C

Effective Annual
Percentage Rates         0.50%     0.25%     0.35%     1.00%    1.00%

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C and Class 529C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended May 31, 2005 were as follows:

                                                         CLASS    CLASS
                       CLASS A     CLASS B   CLASS C      529B     529C

Contingent Deferred
Sales Charges
Imposed                $40,268  $1,221,385    $8,823       $32      $--

The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the Board of Trustees that oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. For the beginning of the period through December 31, 2004, the fund was charged up to 0.0861% of its average daily net assets. For the period January 1, 2005 through February 28, 2005, the fund was charged up to 0.1035% of its average daily net assets. Effective March 1, 2005, the fund is charged up to 0.1159% of its average daily net assets. For the six months ended May 31, 2005, the fund paid MFSC a fee of $2,127,180 for shareholder services which equated to 0.1062% of the fund's average daily net assets. Shareholder service costs include out of pocket expenses and sub accounting services expenses paid by MFSC on behalf of the fund and subsequently reimbursed to MFSC which amounted to $457,150, and other costs paid by the fund directly to unaffiliated vendors for the six months ended May 31, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,400,878,787 and $2,028,490,717, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                              $3,968,491,675
          ----------------------------------------------------------
          Gross unrealized appreciation                 $513,925,236
          Gross unrealized depreciation                  (94,187,868)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $419,737,368

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                            Six months ended 5/31/05             Year ended 11/30/04
                                            SHARES           AMOUNT           SHARES            AMOUNT

CLASS A SHARES

Shares sold                                 6,947,640      $211,939,068      20,313,399        $584,784,824
Shares reacquired                         (13,444,299)     (412,829,270)    (35,516,135)     (1,020,330,557)
--------------------------------------------------------------------------------------------------------------
Net change                                 (6,496,659)    $(200,890,202)    (15,202,736)      $(435,545,733)

CLASS B SHARES
Shares sold                                 1,246,850       $35,427,038       4,193,059        $112,809,271
Shares reacquired                         (13,114,359)     (371,704,794)    (32,073,073)       (859,579,413)
--------------------------------------------------------------------------------------------------------------
Net change                                (11,867,509)    $(336,277,756)    (27,880,014)      $(746,770,142)

CLASS C SHARES
Shares sold                                   189,012        $5,335,574       1,327,474         $35,644,932
Shares reacquired                          (1,450,738)      (41,015,798)     (4,198,075)       (112,026,899)
--------------------------------------------------------------------------------------------------------------
Net change                                 (1,261,726)     $(35,680,224)     (2,870,601)       $(76,381,967)

CLASS I SHARES
Shares sold                                   147,617        $4,646,882         700,357         $20,666,386
Shares reacquired                            (475,164)      (14,968,242)     (1,046,379)        (30,484,311)
--------------------------------------------------------------------------------------------------------------
Net change                                   (327,547)     $(10,321,360)       (346,022)        $(9,817,925)

CLASS R SHARES (FORMERLY CLASS R1)
Shares sold                                   280,944        $8,624,464         342,855          $9,978,708
Shares reacquired                            (113,691)       (3,484,475)       (101,541)         (2,934,461)
--------------------------------------------------------------------------------------------------------------
Net change                                    167,253        $5,139,989         241,314          $7,044,247

                                             Period ended 5/31/05*
                                            SHARES           AMOUNT

CLASS R1 SHARES

Shares sold                                     3,861          $108,369

CLASS R2 SHARES

Shares sold                                     1,793           $50,000

                                            Six months ended 5/31/05             Year ended 11/30/04
                                            SHARES           AMOUNT           SHARES            AMOUNT

CLASS R3 SHARES (FORMERLY CLASS R2)

Shares sold                                    52,032        $1,606,332          41,199          $1,170,185
Shares reacquired                              (1,239)          (36,779)         (6,406)           (174,095)
--------------------------------------------------------------------------------------------------------------
Net change                                     50,793        $1,569,553          34,793            $996,090

                                             Period ended 5/31/05*
                                            SHARES           AMOUNT

CLASS R4 SHARES

Shares sold                                     1,660           $50,000

CLASS R5 SHARES

Shares sold                                     1,660           $50,000

                                            Six months ended 5/31/05             Year ended 11/30/04
                                            SHARES           AMOUNT           SHARES            AMOUNT

CLASS 529A SHARES

Shares sold                                     3,113           $94,542           6,329            $179,444
Shares reacquired                                (332)          (10,039)         (1,162)            (33,469)
--------------------------------------------------------------------------------------------------------------
Net change                                      2,781           $84,503           5,167            $145,975

CLASS 529B SHARES

Shares sold                                       223            $6,325           3,081             $84,535
Shares reacquired                                (972)          (27,351)           (543)            (14,525)
--------------------------------------------------------------------------------------------------------------
Net change                                       (749)         $(21,026)          2,538             $70,010

CLASS 529C SHARES

Shares sold                                       111            $3,100             530             $14,102
Shares reacquired                                  (1)              (49)           (156)             (4,314)
--------------------------------------------------------------------------------------------------------------
Net change                                        110            $3,051             374              $9,788

* For the period from the inception of Class R1, Class R2, Class R4, and Class R5 shares, April 1, 2005 through May 31, 2005.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended May 31, 2005 was $13,460, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended May 31, 2005.

(7) RESTRICTED SECURITIES

At May 31, 2005, the fund owned the following restricted securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 0.001% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                        DATE OF
DESCRIPTION                                         ACQUISITION           SHARES             COST            VALUE

Copley Partners 1 L.P.                                 12/02/86        3,000,000         $193,740           $4,110

Copley Partners 2 L.P.                       10/01/86 - 8/09/91        3,000,000           35,340           22,980
--------------------------------------------------------------------------------------------------------------------
                                                                                                           $27,090

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005, and the affected MFS funds received the payment on February 16, 2005.

In addition, in February 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough
v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. In February, March, and April 2005, the defendants filed separate motions to dismiss all claims of the various lawsuits. The parties continue to brief the issues for the courts and various hearing dates have been scheduled. Additional lawsuits based on similar allegations may be filed in the future.

On March 21, 2005, a class action complaint alleging breach of contract was filed in Massachusetts state court on behalf of Brian Reaves and other Class B shareholders in certain MFS Series Trusts and Funds. (Reaves v. MFS Series Trust I, et al, Mass.Super.Ct., C.A. No. 05-1094). Plaintiffs alleged that the named MFS Series Trusts and Funds breached their contract with Plaintiffs by (i) engaging in alleged misconduct, including market timing, (ii) failing to act in the best interests of the Class B shareholders, and (iii) by engaging in unfair and deceptive trade practices in the performance of contractual duties. In relief, Plaintiffs generally seek damages and equitable relief, including the rescission of fees already paid when Plaintiffs sold Class B shares and injunctive relief preventing the named MFS Series Trusts and Funds from charging fees on the Plaintiffs future sale of Class B shares and attorney's fees and costs. The Reaves lawsuit is subject to a conditional transfer order dated May 6, 2005 that would consolidate and transfer the case to the multi-district litigation in the District of Maryland (In re Mutual Funds Investment Litigation; see above). Plaintiffs have given notice of their opposition to transfer, and the parties will be submitting briefs to the multi-district panel in June of 2005.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

RESULTS OF SHAREHOLDER MEETING (unaudited) - 5/31/05

At a special meeting of shareholders of MFS Emerging Growth Fund, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                                 NUMBER OF DOLLARS
                                  ---------------------------------------------
NOMINEE                                 AFFIRMATIVE          WITHHOLD AUTHORITY

Lawrence H. Cohn                    $2,740,161,220.27          $78,527,986.41
-------------------------------------------------------------------------------
David H. Gunning                     2,744,626,949.96           74,062,256.72
-------------------------------------------------------------------------------
William R. Gutow                     2,742,495,766.82           76,193,439.86
-------------------------------------------------------------------------------
Michael Hegarty                      2,740,380,621.44           78,308,585.24
-------------------------------------------------------------------------------
J. Atwood Ives                       2,740,735,451.23           77,953,755.45
-------------------------------------------------------------------------------
Amy B. Lane                          2,740,154,037.72           78,535,168.96
-------------------------------------------------------------------------------
Robert J. Manning                    2,744,727,430.90           73,961,775.78
-------------------------------------------------------------------------------
Lawrence T. Perera                   2,741,418,602.15           77,270,604.53
-------------------------------------------------------------------------------
Robert C. Pozen                      2,743,263,570.98           75,425,635.70
-------------------------------------------------------------------------------
J. Dale Sherratt                     2,741,958,086.86           76,731,119.82
-------------------------------------------------------------------------------
Laurie J. Thomsen                    2,739,320,369.99           79,368,836.69
-------------------------------------------------------------------------------

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:
  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             MEG-SEM-7/05 512M

ITEM 2. CODE OF ETHICS.

The Registrant has amended its Code of Ethics to reflect that the Registrant's Principal Financial Officer has changed.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST II
             ------------------------------------------------------------------



By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: July 25, 2005
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: July 25, 2005
      -------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 25, 2005
      -------------

* Print name and title of each signing officer under his or her signature.